UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21457

Name of Fund: BlackRock Allocation Target Shares

Series A Portfolio

Series C Portfolio

Series E Portfolio

Series M Portfolio

Series P Portfolio

Series S Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Allocation Target

Shares, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2016

Date of reporting period: 09/30/2015

Item 1 – Report to Stockholders

SEPTEMBER 30, 2015

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock Allocation Target Shares

▶   Series A Portfolio

▶   Series C Portfolio

▶   Series E Portfolio

▶   Series M Portfolio

▶   Series P Portfolio

▶   Series S Portfolio

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

2	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions were the overarching themes driving financial markets during the 12-month period ended September 30, 2015. U.S. economic growth was picking up considerably in the fourth quarter of 2014, while the broader global economy showed signs of slowing. Investors favored the stability of U.S. assets despite expectations that the Federal Reserve (the “Fed’) would eventually be inclined to raise short-term interest rates. International markets struggled even as the European Central Bank and the Bank of Japan eased monetary policy. Oil prices plummeted in late 2014 due to a global supply-and-demand imbalance, fueling a sell-off in energy-related assets and emerging markets. Investors piled into U.S. Treasury bonds as their persistently low yields had become attractive as compared to the even lower yields on international sovereign debt.

Equity markets reversed in early 2015, with international markets outperforming the United States as global risks temporarily abated and the U.S. economy hit a soft patch amid a harsh winter and a west coast port strike. High valuations took their toll on U.S. stocks, while bond yields fell to extreme lows. (Bond prices rise as yields fall.) In contrast, economic reports in Europe and Asia began to improve, and accommodative policies from central banks in those regions helped international equities rebound. Oil prices stabilized, providing some relief for emerging market stocks, although a stronger U.S. dollar posed another significant headwind for the asset class.

U.S. economic growth regained momentum in the second quarter, helping U.S. stocks resume an upward path; however, the improving data underscored the likelihood that the Fed would raise short-term rates before the end of 2015 and bond yields moved swiftly higher. The month of June brought a sharp, but temporary, sell-off across most asset classes as Greece’s long-brewing debt troubles came to an impasse. These concerns abated when the Greek parliament passed a series of austerity and reform measures in July. But the market’s calm was short-lived. Signs of weakness in China’s economy sparked extreme levels of volatility in Chinese equities despite policymakers’ attempts to stabilize the market.

Higher volatility spread through markets globally in the third quarter as further evidence of deceleration in China stoked worries about overall global growth. Weakening demand caused oil prices to slide once again, igniting another steep sell-off in emerging markets. Global volatility spiked higher as investors speculated whether the Fed would raise rates at its September meeting. News that the rate hike had been postponed brought little relief in the markets as the central bank’s decision reinforced investors’ concerns about the state of the global economy. Global equities and high yield bonds broadly declined, while higher quality assets, including U.S. Treasury bonds, municipal bonds and investment grade credit benefited from investors seeking shelter amid global uncertainty.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of September 30, 2015
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	(6.18)%	(0.61)%
U.S. small cap equities (Russell 2000® Index)	(11.55)	1.25
International equities (MSCI Europe, Australasia, Far East Index)	(9.68)	(8.66)
Emerging market equities (MSCI Emerging Markets Index)	(17.33)	(19.28)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.02	0.02
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(0.21)	6.03
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	(0.47)	2.94
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.70	3.00
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(4.82)	(3.40)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of September 30, 2015	Series A Portfolio

Investment Objective

Series A Portfolio’s (the “Fund”) investment objective is to seek a high level of current income consistent with capital preservation.

The Fund commenced operations on September 21, 2015.

Portfolio Information

Portfolio Composition	Percent of Long-Term Investments

Non-Agency Mortgage-Backed Securities	63%
Asset-Backed Securities	37

Credit Quality Allocation[1]	Percent of Long-Term Investments

B	100%

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

4	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Series A Portfolio

Expense Example
	Actual			Hypothetical[2]
	Beginning Account Value September 21, 2015	Ending Account Value September 30, 2015	Expenses Paid During the Period[1]	Beginning Account Value September 21, 2015	Ending Account Value September 30, 2015	Expenses Paid During the Period[1]	Annualized Expense Ratio
Series A Portfolio	$1,000.00	$1,003.00	$0.00	$1,000.00	$1,001.23	$0.00	0.00%

[1]

For shares of the Fund, expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 9/366 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses and interest expense, incurred by the Fund. This agreement has no fixed term.

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	5

Fund Summary as of September 30, 2015	Series C Portfolio

Investment Objective

Series C Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended September 30, 2015, the Fund performed in line with its benchmark, the Barclays U.S. Credit Index. Shares of the Fund can be purchased or held only by or on behalf of certain separately managed account clients. Comparisons of the Fund’s performance versus its benchmark index will differ from comparisons of the benchmark against the performance of the separately managed accounts.

What factors influenced performance?

•

Security selection in the industrials sector was the largest detractor from Fund returns during the period, with the midstream energy subsector posting the largest degree of underperformance. Positions in the pharmaceuticals and metals subsectors also detracted from performance due to security-specific events and the sell-off in commodities, respectively.

•

Corporate bonds finished the period in positive territory, but they underperformed U.S. Treasuries. Falling commodity prices, combined with an increase in investors’ risk aversion late in the period, caused the yield spreads on corporate bonds to widen and close near a three-year high.

•

The Fund’s exposure to Mexico helped performance despite broader concerns about economic growth in the emerging markets. The Fund was also helped by being appropriately positioned for the flattening of the yield curve (outperformance for longer-term bonds relative to short-term issues). In addition, positive security selection within financials, particularly among higher-quality banks, had a positive impact on performance.

Describe recent portfolio activity.

•

The Fund’s sector allocations generally remained stable, with the only material change being an increased overweight in the banking subsector and a decreased overweight in the insurance subsector. The Fund also reduced its duration slightly. The Fund’s allocation to AAA and AA rated securities decreased during the period, as the investment advisor favored A rated securities. The Fund also maintained a bias toward bonds rated BBB.

Describe portfolio positioning at period end.

•

The Fund was overweight in capital securities relative to the benchmark due to their attractive yield premiums. (Capital securities are dividend-paying securities that combine some features of both corporate bonds and preferred stock, while generally providing higher yields to compensate for being less senior in the issuer’s capital structure.) The Fund was also overweight in the financials and utilities sectors, and it had an allocation to high-yield bonds. Conversely, the Fund was underweight in the industrials sector.

•

The Fund closed the period with a duration below that of the benchmark, reflecting the investment advisor’s belief that strengthening economic data would prompt the U.S. Federal Reserve to begin raising interest rates. The Fund also remained positioned for a flattening of the yield curve between 10 and 30 years.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Long-Term Investments
Corporate Bonds	86%
Preferred Securities	5
U.S. Treasury Obligations	3
Taxable Municipal Bonds	2
Foreign Government Obligations	2
Foreign Agency Obligations	2

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa[2]	3%
AA/Aa	10
A	42
BBB/Baa	44
BB/Ba	1

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment advisor evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment advisor has deemed not-rated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/ Aaa.

6	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Series C Portfolio

Total Return Based on a $10,000 Investment

[1]

The Fund is non-diversified and will primarily invest its assets in investment grade fixed income securities, such as corporate bonds, notes and debentures, asset-backed securities, commercial and residential mortgage-backed securities, obligations of non-U.S. governments and supra-national organizations which are chartered to promote economic development, collateralized mortgage obligations, U.S. Treasury and agency securities, cash equivalent investments, when-issued and delayed delivery securities, derivatives, repurchase agreements and reverse repurchase agreements.

[2]

An unmanaged index that includes publicly issued U.S. corporate and non-corporate securities which include foreign agencies, sovereigns, supernationals and local authorities that meet the specified maturity, liquidity, and quality requirements.

Performance Summary for the Period Ended September 30, 2015

		Average Annual Total Returns[3]
	6-Month Total Returns	1 Year	5 Years	10 Years
Series C Portfolio	(2.42)%	1.50%	5.06%	5.74%
Barclays U.S. Credit Index	(2.37)	1.50	4.09	5.28

[3]	See “About Fund Performance” on page 16 for a detailed description of performance related information.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[5]
	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During the Period[4]	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During the Period[4]	Annualized Expense Ratio
Series C Portfolio	$1,000.00	$975.80	$0.00	$1,000.00	$1,025.00	$0.00	0.00%

[4]

For shares of the Fund, expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses and interest expense, incurred by the Fund. This agreement has no fixed term.

[5]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	7

Fund Summary as of September 30, 2015	Series E Portfolio

Investment Objective

Series E Portfolio’s (the “Fund”) investment objective is to seek to maximize Federal tax-free yield with a secondary goal of total return.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended September 30, 2015, the Fund outperformed its benchmark, a customized Reference Benchmark consisting of 50% S&P® Municipal High-Yield Index, 25% S&P® Municipal Bond A Rating Band Index using the returns of only those A rated bonds that have maturities greater than 5 years and 25% S&P® Municipal Bond BBB Rating Band Index using the returns of only those BBB rated bonds that have maturities greater than 5 years. Shares of the Fund can be purchased or held only by or on behalf of certain separately managed account clients. Comparisons of the Fund’s performance versus its benchmark index will differ from comparisons of the benchmark against the performance of the separately managed accounts.

What factors influenced performance?

•

The largest contributor to the Fund’s performance was its underweight in the tax-backed state and tax-backed local sectors. Within this group, the Fund was aided by its substantial underweight in Puerto Rico credits, which continued to underperform the broader market. An overweight position in the health care sector made a strong positive contribution to performance.

•

The Fund’s underweight in the utility sector was the largest detractor from performance, followed by its security selection in the tobacco sector. The Fund was overweight in higher-quality tobacco issues, which underperformed relative to the lower-rated credits in which the Fund was underweight. The Fund’s allocation to longer-dated bonds, the worst-performing segment of the municipal yield curve, also detracted from performance.

Describe recent portfolio activity.

•

The investment advisor sought to invest the Fund’s cash balance by increasing its positions in the utilities, corporate and tobacco sectors. The Fund’s cash balance remained elevated at the close of the period, however, as the investment advisor awaited better opportunities to invest additional cash if new-issue supply increases in the months ahead. The Fund also increased its leverage to help generate additional income.

Describe portfolio positioning at period end.

•

The Fund closed the period with a duration (interest rate sensitivity) below that of its benchmark. The Fund accomplished this by hedging with U.S. Treasury futures in order to reduce the portfolio’s sensitivity to interest rates.

•

On a sector basis, the Fund was underweight in the tax-backed state, tax-backed local, and utilities sectors, and it was overweight in the education, corporate, transportation and health care sectors. The Fund was overweight in issuers with A and BBB ratings, while it was underweight in both higher-quality issuers (those rated AAA and AA) and lower-quality issuers (BB through C).

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Sector Allocation	Percent of Long-Term Investments
Transportation	20%
Health	18
County/City/Special District/School District	18
Tobacco	13
Education	12
Utilities	8
Housing	8
Corporate	2
Health Care	1

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa	5%
AA/Aa	13
A	31
BBB/Baa	25
BB/Ba	19
B	7

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

8	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Series E Portfolio

Total Return Based on a $10,000 Investment

[1]

The Fund is diversified and will invest in investment grade and non-investment grade municipal bonds. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Reference Benchmark.

[2]

The S&P® Municipal Bond Index is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the S&P® Municipal Bond Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

[3]

A customized weighted index comprised of the returns of the S&P® Municipal High-Yield Index (50%)/S&P® Municipal Bond A Rating Band Index (25%) using the returns of only those A rated bonds that have maturities greater than 5 years/S&P® Municipal Bond BBB Rating Band Index (25%) using the returns of only those BBB rated bonds that have the maturities greater than 5 years. The benchmark value used to calculate since inception return is from the close of July 31, 2014. By using this value the benchmark is using 2 extra days of performance (August 1, 2014 and August 4, 2014) compared to the Fund.

[4]	Commencement of operations.

Performance Summary for the Period Ended September 30, 2015
		Aggregate Total Returns[5]
	6-Month Total Returns	1 Year	Since Inception[6]
Series E Portfolio	0.66%	6.09%	7.23%
S&P® Municipal Bond Index	0.70	3.00	3.86
Reference Benchmark	0.11	2.89	5.98[7]

[5]	See “About Fund Performance” on page 16 for a detailed description of performance related information.

[6]	The Fund commenced operations on August 4, 2014.

[7]

The benchmark value used to calculate since inception return is from the close of July 31, 2014. By using this value the benchmark is using 2 extra days of performance (August 1, 2014 and August 4, 2014) compared to the Fund.

Past performance is not indicative of future results.

Expense Example
	Actual			Hypothetical[9]
	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During the Period[8]	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During the Period[8]	Annualized Expense Ratio
Series E Portfolio	$1,000.00	$1,006.60	$0.00	$1,000.00	$1,025.00	$0.00	0.00%

[8]

For shares of the Fund, expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses and interest expense, incurred by the Fund. This agreement has no fixed term.

[9]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	9

Fund Summary as of September 30, 2015	Series M Portfolio

Investment Objective

Series M Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended September 30, 2015, the Fund underperformed its benchmark, the Barclays MBS Index. Shares of the Fund can be purchased or held only by or on behalf of certain separately managed account clients. Comparisons of the Fund’s performance versus its benchmark index will differ from comparisons of the benchmark against the performance of the separately managed accounts.

What factors influenced performance?

•

Detractors from the Fund’s performance included an out-of-benchmark allocation to asset-backed securities (“ABS”), as more credit-sensitive sectors lagged in the six-month period on global growth concerns. In addition, positioning with respect to 30-year agency mortgage-backed securities (“MBS”) had a negative impact on returns relative to the benchmark. Finally, the Fund’s use of interest rate swap strategies detracted as well.

•

Conversely, the most significant contributors to performance included out-of-benchmark allocations to commercial mortgage-backed securities (“CMBS”) and agency collateralized mortgage obligations (“CMOs”), as continued strong demand from yield-based investors provided support for those segments.

Describe recent portfolio activity.

•

As mortgage prepayments became more of a concern during the period, the Fund moved from an underweight to a neutral weighting with respect to 15-year MBS, while increasing the underweight in 30-year MBS. In addition, the Fund reduced its holdings of ABS, CMOs and agency interest-only securities. Finally, the Fund reduced its underweight in agency adjustable-rate mortgage securities (“ARMS”), and added to overweights in CMBS, swap strategies and U.S. Treasuries.

Describe portfolio positioning at period end.

•

Relative to the Barclays MBS Index, the Fund ended the period with an underweight duration (a measure of sensitivity to changes in market interest rates). With respect to sectors, the Fund was underweight in agency MBS overall, and was overweight in 15-year MBS relative to 30-year MBS. The Fund was also overweight in ABS, U.S. Treasuries and CMBS, while underweight in agency ARMS and CMOs.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Long-Term Investments
U.S. Government Sponsored Agency Securities	94%
Non-Agency Mortgage-Backed Securities	6

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa[2]	98%
AA/Aa	2

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment advisor evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment advisor has deemed not-rated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/ Aaa.

10	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Series M Portfolio

Total Return Based on a $10,000 Investment

[1]

The Fund is non-diversified and will primarily invest its assets in investment grade commercial and residential mortgage-backed securities, asset-backed securities, collateralized mortgage obligations, U.S. Treasury and agency securities, cash equivalent instruments, when-issued and delayed delivery securities, derivatives and dollar rolls.

[2]	An unmanaged index that includes the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac that meet the maturity and liquidity criteria.

Performance Summary for the Period Ended September 30, 2015

		Average Annual Total Returns[3]
	6-Month Total Returns	1 Year	5 Years	10 Years
Series M Portfolio	0.48%	3.55%	4.59%	5.06%
Barclays MBS Index	0.55	3.43	3.03	4.71

[3]	See “About Fund Performance” on page 16 for a detailed description of performance related information.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[5]
	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During the Period[4]	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During the Period[4]	Annualized Expense Ratio
Series M Portfolio	$1,000.00	$1,004.80	$0.00	$1,000.00	$1,025.00	$0.00	0.00%

[4]

For shares of the Fund, expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses and interest expense, incurred by the Fund. This agreement has no fixed term.

[5]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	11

Fund Summary as of September 30, 2015	Series P Portfolio

Investment Objective

Series P Portfolio’s (the “Fund”) investment objective is to seek to provide a duration that is the inverse of its benchmark.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended September 30, 2015, the Fund underperformed its benchmark, the Barclays U.S. Treasury 7-10 Year Bond Index. Shares of the Fund can be purchased or held only by or on behalf of certain separately managed account clients. Comparisons of the Fund’s performance versus its benchmark index will differ from comparisons of the benchmark against the performance of the separately managed accounts.

What factors influenced performance?

•

As part of its strategy, the Fund engages in the selling of U.S. Treasury futures and uses interest rate swaps to achieve negative duration (i.e., the inverse effect of the benchmark index duration). As a result of this strategy, cash is received and held by the Fund as collateral for these transactions. During the period, the use of derivatives had a negative impact on Fund returns. The use and costs of derivatives will result in a negative contribution to returns when interest rates fall; however, the Fund’s strategy is designed to offset these costs by holding shares of BlackRock Allocation Target Shares: Series S Portfolio (“Series S Portfolio”), a short-term proprietary fund. The use of derivatives is necessary to achieve the Fund’s objective and should therefore be evaluated in a portfolio context and not as a standalone strategy.

•

The Fund’s allocation to Series S Portfolio contributed positively to performance for the period. Series S Portfolio generated positive returns from its allocations to structured products, including asset-backed securities

(“ABS”) and commercial mortgage-backed securities (“CMBS”). The Fund’s positions in corporate bonds also contributed to performance.

Describe recent portfolio activity.

•

During the six-month period, the Fund actively managed interest rate risk on the 7- to 10-year part of the yield curve by using derivatives as described above. The Fund maintained its allocation to Series S Portfolio, in order to offset the cost of the derivatives.

•

Series S Portfolio increased its allocation to securitized products on the belief that they provided attractive yield opportunities, a favorable technical profile of strong demand and stable supply, as well as relative value opportunities in certain sub-sectors. Series S Portfolio also increased its allocation to investment grade corporate bonds, favoring financials, to take advantage of widening yield spreads. Series S Portfolio reduced its allocation to non-U.S. securities and eliminated its very small allocation in the emerging markets, as expectations for slowing economic growth led to increased volatility overseas.

Describe portfolio positioning at period end.

•

At period end, the Fund held positions in U.S. Treasury futures, interest rate swaps; Series S Portfolio and the Bank of New York Cash Reserve Money Market Fund. Through its investment in Series S Portfolio, the Fund held positions in investment grade corporate bonds, high yield bonds, agency mortgage-backed securities, CMBS, ABS and U.S. agency debentures.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Net Assets
Fixed Income Funds	30%
Other Assets Less Liabilities	70

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Allocation Target Shares: Series S Portfolio	100%

12	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Series P Portfolio

Total Return Based on a $10,000 Investment

[1]

The Fund is non-diversified and may invest in a portfolio of securities and other financial instruments, including derivative instruments, in an attempt to provide returns that are the inverse of its benchmark index.

[2]

An unmanaged index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated Baa3 (or better) by Moody’s or BBB- (or better) by S&P, are fixed rate, and have more than $250 million par outstanding.

[3]	Commencement of operations.

Performance Summary for the Period Ended September 30, 2015
	6-Month Total Returns	Average Annual Total Returns[4]
		1 Year	Since Inception[5]
Series P Portfolio	(1.60)%	(7.24)%	(3.12)%
Barclays U.S. Treasury 7-10 Year Bond Index	0.47	6.24	2.40

[4]	See “About Fund Performance” on page 16 for a detailed description of performance related information.

[5]	The Fund commenced operations on March 20, 2013.

Past performance is not indicative of future results.

Expense Example
	Actual			Hypothetical[7]
	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During the Period[6]	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During the Period[6]	Annualized Expense Ratio
Series P Portfolio	$1,000.00	$984.00	$0.00	$1,000.00	$1,025.00	$0.00	0.00%

[6]

For shares of the Fund, expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio. BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses and interest expense, incurred by the Fund. This agreement has no fixed term.

[7]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	13

Fund Summary as of September 30, 2015	Series S Portfolio

Investment Objective

Series S Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended September 30, 2015, the Fund outperformed its benchmark, the BofA Merrill Lynch 1-3 Year U.S. Treasury Index. Shares of the Fund can be purchased or held only by or on behalf of certain separately managed account clients. Comparisons of the Fund’s performance versus its benchmark index will differ from comparisons of the benchmark against the performance of the separately managed accounts.

What factors influenced performance?

•

The main contributors to Fund performance were its allocations to structured products, including asset-backed securities (“ABS”) and commercial mortgage-backed securities (“CMBS”). Its positions in corporate bonds also contributed to performance. The Fund generated additional positive performance through its position in agency mortgage-backed securities (“MBS”).

•

The Fund’s underweight allocation to U.S. Treasuries, which outperformed, detracted from performance. Its yield curve positioning, specifically its underweight to the front end of the yield curve, also detracted from performance.

•

As part of its investment strategy, the Fund held derivatives during the period. Interest rate derivatives are used primarily as a means of managing the portfolio’s duration risk (sensitivity to interest rate movements).

The Fund may also use credit default swaps against individual securities or broad indices to manage credit risk in the portfolio. Credit default swaps against indices also help manage market risk. In addition, the Fund may trade foreign currency exchange contracts or use foreign currency derivatives to manage currency risk in the portfolio. During the period, the use of derivatives had a minimal impact on Fund returns.

Describe recent portfolio activity.

•

The Fund increased its allocation to securitized products on the belief that they provided attractive yield opportunities, a favorable technical profile of strong demand and stable supply, as well as relative value opportunities in certain sub-sectors. The Fund also increased its allocation to investment grade corporate bonds, favoring financials, to take advantage of widening yield spreads. The Fund reduced its allocation to non-U.S. securities and eliminated its very small allocation in the emerging markets, as expectations for slowing economic growth led to increased volatility overseas.

Describe portfolio positioning at period end.

•

The Fund was positioned with a duration that was slightly less than that of the benchmark. (Duration is a measure of interest rate sensitivity.) The Fund finished the period with overweight positions in ABS, CMBS, agency MBS, and U.S. investment-grade corporate bonds. It was underweight in both non-U.S. sovereign debt and the emerging markets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Long-Term Investments
Asset-Backed Securities	32%
Corporate Bonds	30
Non-Agency Mortgage-Backed Securities	24
U.S. Government Sponsored Agency Securities	13
Capital Trusts	1

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa[2]	48%
AA/Aa	5
A	24
BBB/Baa	22
B	1

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment advisor evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment advisor has deemed not-rated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/ Aaa.

14	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Series S Portfolio

Total Return Based on a $10,000 Investment

[1]

The Fund is non-diversified and will primarily invest its assets in investment grade fixed income securities, such as commercial and residential mortgage-backed securities, obligations of non-U.S. governments and supra-national organizations, which are chartered to promote economic development, obligations of domestic and non-U.S. corporations, asset-backed securities, U.S. Treasury and agency securities, cash equivalent investments, when-issued and delayed delivery securities, repurchase agreements, reverse repurchase agreements and dollar rolls.

[2]	An unmanaged index comprised of Treasury securities with maturities ranging from one to three years.

Performance Summary for the Period Ended September 30, 2015

		Average Annual Total Returns[3]
	6 Months Total Returns	1 Year	5 Years	10 Years
Series S Portfolio	0.56%	1.42%	2.64%	4.06%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	0.46	1.16	0.76	2.54

[3]	See “About Fund Performance” on page 16 for a detailed description of performance related information.

Past performance is not indicative of future results.

Expense Example

	Actual				Hypothetical[6]
			Including Interest Expense	Excluding Interest Expense		Including Interest Expense		Excluding Interest Expense
	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During the Period[4]	Expenses Paid During the Period[5]	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During the Period[4]	Ending Account Value September 30, 2015	Expenses Paid During the Period[5]
Series S Portfolio	$1,000.00	$1,005.60	$0.80	$0.00	$1,000.00	$1,024.20	$0.81	$1,025.00	$0.00

[4]

For shares of the Fund, expenses are equal to the annualized expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses and interest expense, incurred by the Fund. This agreement has no fixed term.

[5]

For shares of the Fund, expenses are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses, except extraordinary expenses and interest expense, incurred by the Fund. This agreement has no fixed term.

[6]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 16 for further information on how expenses were calculated.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	15

About Fund Performance

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend/payable dates. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The performance information also reflects fee waivers and reimbursements that subsidize and reduce the total operating expenses of each Fund. The Funds’ returns would have been lower if there were no such waivers and reimbursements.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses and (b) operating expenses, including administration fees and other Fund expenses. The expense examples shown on the previous pages (which are based on a hypothetical investment of $1,000 invested on April 1, 2015 and held through September 30, 2015) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

16	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance yield and net asset value (“NAV”). However, these objectives cannot be achieved in all interest rate environments.

The Funds may utilize leverage through a credit facility or by entering into reverse repurchase agreements.

Series E Portfolio may leverage its assets through the use of proceeds received in tender option bond (“TOB”) transactions, as described in the Notes to Financial Statements. In a TOB transaction, the Fund transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). TOB investments generally provide the Fund with economic benefits in periods of declining short-term interest rates, but expose the Fund to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into a TOB Trust may adversely affect the Fund’s NAV per share.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders will benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.

Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.

The use of leverage also generally causes greater changes in each Fund’s NAV and distribution rates than it would in a comparable fund that does not use leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Funds to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by the Funds’ shareholders and may reduce income.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	17

Schedule of Investments September 30, 2015 (Unaudited)	Series A Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
OneMain Financial Issuance Trust, Series 2015-3A, Class D, 6.94%, 11/20/28 (a)	$1,000		$1,004,677
Santander Drive Auto Receivables Trust, Series 2012-AA, Class Cert, 0.00%, 12/16/19 (a)	—	(b)	1,000,000
Solarcity LMC Series IV LLC, Series 2015-1, Class A, 4.18%, 8/21/45 (a)	99		96,199
Total Asset-Backed Securities — 14.0%			2,100,876

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 10.4%
Countrywide Alternative Loan Trust, Series 2006-OA10, Class 4A1, 0.39%, 8/25/46 (c)	2,046		1,563,914
Commercial Mortgage-Backed Securities — 10.5%
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class D, 4.40%, 5/10/48 (c)	500		413,688
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class D, 3.77%, 2/15/48 (a)	1,000		798,835
Series 2015-NXS3, Class D, 3.15%, 9/15/57 (a)	500		373,261

			1,585,784
Interest Only Commercial Mortgage-Backed Securities — 3.3%
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class XA, 1.35%, 9/15/57 (c)	6,750		499,689
Total Non-Agency Mortgage-Backed Securities — 24.2%			3,649,387
Total Long-Term Investments (Cost — $5,704,774) — 38.2%			5,750,263

Short-Term Securities	Shares	Value
Dreyfus Treasury Prime, Institutional Class, 0.00% (d)	11,476,488	$11,476,488
Total Short-Term Securities (Cost — $11,476,488) — 76.3%		11,476,488
Total Investments (Cost — $17,181,262) — 114.5%		17,226,751
Liabilities in Excess of Other Assets — (14.5)%		(2,180,066)

Net Assets — 100.0%		$15,046,685

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Amount is less than $500.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Represents the current yield as of report date.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.	LIBOR	London Interbank Offered Rate
AMT	Alternative Minimum Tax (subject to)	OTC	Over-the-counter
EDA	Economic Development Authority	RB	Revenue Bonds
GO	General Obligation Bonds	REIT	Real Estate Investment Trust
IDA	Industrial Development Authority	TBA	To-be-announced

See Notes to Financial Statements.

18	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	Series A Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$96,199	$2,004,677	$2,100,876
Non-Agency Mortgage-Backed Securities	—	3,149,698	499,689	3,649,387
Short-Term Securities	$11,476,488	—	—	11,476,488

Total	$11,476,488	$3,245,897	$2,504,366	$17,226,751

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of September 21, 2015	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)[1]	$5,172	$(3,026)	$2,146
Purchases	1,999,505	502,715	2,502,220
Sales	—	—	—

Closing Balance, as of September 30, 2015	$2,004,677	$499,689	$2,504,366

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2015	$5,172	$(3,026)	$2,146

[1]	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	19

Schedule of Investments September 30, 2015 (Unaudited)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 1.1%
Boeing Co., 2.50%, 3/01/25	$305	$293,333
Northrop Grumman Systems Corp., 7.88%, 3/01/26	1,000	1,332,091
United Technologies Corp.:
1.80%, 6/01/17	820	829,850
6.05%, 6/01/36	450	554,094
4.50%, 6/01/42	740	753,537

		3,762,905
Air Freight & Logistics — 0.1%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (a)	501	504,743
Airlines — 0.6%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.38%, 4/01/24	143	143,085
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 5/30/25 (a)	890	925,407
U.S. Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	867	870,068
Virgin Australia Trust, 5.00%, 10/23/25 (a)	255	265,545

		2,204,105
Auto Components — 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17	225	225,702
4.88%, 3/15/19	501	501,751
5.88%, 2/01/22	600	603,750

		1,331,203
Automobiles — 1.3%
Daimler Finance North America LLC, 1.25%, 1/11/16 (a)	2,300	2,302,620
Volkswagen Group of America Finance LLC:
1.60%, 11/20/17 (a)	1,050	1,007,420
1.65%, 5/22/18 (a)	1,075	1,019,677

		4,329,717
Banks — 12.6%
Abbey National Treasury Services PLC, 1.65%, 9/29/17	975	978,733
Associated Banc-Corp., 5.13%, 3/28/16	1,490	1,512,723
Bank of America Corp.:
6.05%, 5/16/16	1,350	1,388,574
6.50%, 8/01/16	3,330	3,477,932
5.63%, 10/14/16	325	339,798
5.75%, 12/01/17	1,755	1,897,057
5.70%, 1/24/22	2,125	2,423,835
4.20%, 8/26/24	1,210	1,209,134
4.00%, 1/22/25	605	592,939
3.95%, 4/21/25	540	525,331
5.00%, 1/21/44	625	658,176
4.88%, 4/01/44	500	519,033
Bank of America N.A., 1.65%, 3/26/18	1,075	1,074,150
Barclays Bank PLC, 5.14%, 10/14/20	300	328,595
Barclays PLC, 2.75%, 11/08/19	805	810,228
Citigroup, Inc.:
1.85%, 11/24/17	1,400	1,403,280
1.70%, 4/27/18	1,100	1,094,283
2.15%, 7/30/18	1,040	1,045,159
2.50%, 7/29/19	950	956,006
4.40%, 6/10/25	1,300	1,307,455
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/09/22	1,050	1,054,533
HSBC Holdings PLC:
4.25%, 3/14/24	550	545,595

Corporate Bonds	Par (000)	Value
Banks (continued)
4.25%, 8/18/25	$1,500	$1,478,094
HSBC USA, Inc., 1.70%, 3/05/18	955	952,386
ING Bank NV, 2.50%, 10/01/19 (a)	950	966,122
Intesa Sanpaolo SpA, 3.13%, 1/15/16	630	633,406
JPMorgan Chase & Co.:
1.70%, 3/01/18	1,075	1,072,554
2.20%, 10/22/19	1,655	1,646,788
2.25%, 1/23/20	1,800	1,785,026
3.20%, 1/25/23	400	397,066
4.85%, 2/01/44	625	653,625
4.95%, 6/01/45	950	952,849
Lloyds Bank PLC, 2.00%, 8/17/18	1,050	1,053,755
Macquarie Bank Ltd., 1.60%, 10/27/17 (a)	1,300	1,296,691
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23	1,048	1,115,771
Santander Holdings USA, Inc., 4.50%, 7/17/25	230	231,051
Santander UK PLC, 5.00%, 11/07/23 (a)	253	263,004
Wells Fargo & Co.:
3.68%, 6/15/16 (b)	300	306,293
3.50%, 3/08/22	1,500	1,550,601
4.13%, 8/15/23	350	363,815
5.61%, 1/15/44	200	223,734
4.65%, 11/04/44	605	595,860
3.90%, 5/01/45	550	505,441

		43,186,481
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	1,000	956,884
Biotechnology — 0.8%
Amgen, Inc.:
2.20%, 5/22/19	169	169,698
2.13%, 5/01/20	911	899,111
5.38%, 5/15/43	520	554,412
4.40%, 5/01/45	400	367,265
Biogen, Inc., 4.05%, 9/15/25	340	343,462
Gilead Sciences, Inc.:
3.25%, 9/01/22	135	136,059
3.65%, 3/01/26	235	236,094

		2,706,101
Capital Markets — 6.9%
Credit Suisse:
1.70%, 4/27/18	965	961,202
3.00%, 10/29/21	665	666,371
3.63%, 9/09/24	1,150	1,151,907
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20 (a)	905	902,471
Deutsche Bank AG:
1.88%, 2/13/18	640	638,234
2.95%, 8/20/20	1,050	1,054,673
4.50%, 4/01/25	1,295	1,254,691
Goldman Sachs Group, Inc.:
1.00%, 5/22/17 (c)	1,075	1,074,401
6.25%, 9/01/17	635	690,079
6.15%, 4/01/18	850	936,145
2.63%, 1/31/19	1,000	1,012,381
2.55%, 10/23/19	1,470	1,479,531
5.75%, 1/24/22	165	189,369
6.25%, 2/01/41	725	874,235
4.80%, 7/08/44	975	988,363
Morgan Stanley:
0.77%, 10/15/15 (c)	2,050	2,050,150

See Notes to Financial Statements.

20	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Series C Portfolio

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
6.25%, 8/28/17	$885	$960,332
1.88%, 1/05/18	1,240	1,243,200
2.20%, 12/07/18	225	227,089
7.30%, 5/13/19	1,625	1,897,400
5.63%, 9/23/19	265	296,046
5.50%, 7/28/21	10	11,301
4.35%, 9/08/26	655	658,371
4.30%, 1/27/45	210	199,579
UBS AG:
1.80%, 3/26/18	1,460	1,459,258
2.38%, 8/14/19	973	977,174

		23,853,953
Chemicals — 0.8%
CF Industries, Inc., 5.38%, 3/15/44	350	339,813
Eastman Chemical Co., 4.65%, 10/15/44	700	639,739
LyondellBasell Industries NV, 5.00%, 4/15/19	1,650	1,779,033

		2,758,585
Commercial Services & Supplies — 0.6%
ADT Corp., 2.25%, 7/15/17	400	394,000
Aviation Capital Group Corp., 6.75%, 4/06/21 (a)	1,575	1,767,937

		2,161,937
Communications Equipment — 0.1%
Harris Corp., 3.83%, 4/28/25	200	195,808
Consumer Finance — 3.7%
American Express Credit Corp., 1.55%, 9/22/17	460	461,274
Capital One Bank USA N.A., 2.30%, 6/05/19	450	446,443
Capital One Financial Corp.:
1.00%, 11/06/15	475	475,115
3.50%, 6/15/23	850	842,959
Capital One N.A.:
2.35%, 8/17/18	1,100	1,103,063
2.40%, 9/05/19	250	248,361
2.95%, 7/23/21	735	727,515
Discover Bank:
2.60%, 11/13/18	700	702,934
3.10%, 6/04/20	1,292	1,304,507
Discover Financial Services, 3.85%, 11/21/22	650	643,784
Ford Motor Credit Co. LLC:
1.70%, 5/09/16	700	701,985
1.72%, 12/06/17	1,275	1,266,461
General Motors Financial Co., Inc.:
2.40%, 4/10/18	1,100	1,091,545
3.25%, 5/15/18	660	667,663
6.75%, 6/01/18	325	355,213
3.15%, 1/15/20	760	753,509
4.30%, 7/13/25	875	846,486

		12,638,817
Diversified Financial Services — 2.8%
BP Capital Markets PLC, 3.13%, 10/01/15	2,875	2,875,000
General Electric Capital Corp.:
6.75%, 3/15/32	1,075	1,455,733
6.15%, 8/07/37	715	931,621
HSBC Finance Corp., 6.68%, 1/15/21	1,100	1,287,029
Shell International Finance BV:
6.38%, 12/15/38	800	998,045
4.38%, 5/11/45	760	751,528
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 (a)	513	531,734
Voya Financial, Inc., 2.90%, 2/15/18	775	791,335

		9,622,025

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services — 3.2%
AT&T Inc.:
0.00%, 11/27/22 (a)(d)	$1,000	$773,599
4.30%, 12/15/42	76	65,311
4.80%, 6/15/44	65	60,092
4.35%, 6/15/45	105	90,125
4.75%, 5/15/46	1,368	1,253,494
Deutsche Telekom International Finance BV, 3.13%, 4/11/16 (a)	950	960,830
Orange SA, 5.50%, 2/06/44	350	381,261
Telefonica Moviles Chile SA, 2.88%, 11/09/15 (a)	1,375	1,377,877
Verizon Communications, Inc.:
3.65%, 9/14/18	1,000	1,054,090
7.75%, 12/01/30	750	1,001,944
4.27%, 1/15/36	1,475	1,337,657
6.25%, 4/01/37	850	952,532
3.85%, 11/01/42	425	352,395
6.55%, 9/15/43	553	653,339
4.67%, 3/15/55	912	785,323

		11,099,869
Electric Utilities — 5.2%
American Transmission Systems, Inc., 5.25%, 1/15/22 (a)	400	443,995
Duke Energy Carolinas LLC:
5.25%, 1/15/18	450	488,864
3.75%, 6/01/45	420	397,485
Duke Energy Progress, Inc., 6.30%, 4/01/38	750	956,935
E.ON International Finance BV, 5.80%, 4/30/18 (a)	1,100	1,197,515
Entergy Arkansas, Inc., 3.70%, 6/01/24	825	847,928
Entergy Corp., 4.00%, 7/15/22	700	722,878
Eversource Energy, 1.60%, 1/15/18	125	124,477
Exelon Corp., 1.55%, 6/09/17	145	144,744
Florida Power & Light Co., 5.95%, 2/01/38	800	1,015,782
Great Plains Energy, Inc., 5.29%, 6/15/22 (b)	745	819,710
Jersey Central Power & Light Co., 5.65%, 6/01/17	1,710	1,824,502
Kentucky Utilities Co., 5.13%, 11/01/40	375	424,321
MidAmerican Energy Holdings Co., 5.30%, 3/15/18	2,170	2,360,268
Mississippi Power Co., 4.25%, 3/15/42	400	346,826
Northern States Power Co., 6.20%, 7/01/37	725	936,050
Ohio Power Co., 6.60%, 3/01/33	675	849,290
Oncor Electric Delivery Co. LLC, 5.30%, 6/01/42	960	1,061,400
PacifiCorp, 6.00%, 1/15/39	450	558,503
Progress Energy, Inc.:
4.88%, 12/01/19	1,075	1,177,971
3.15%, 4/01/22	775	773,490
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (a)	445	447,019

		17,919,953
Food & Staples Retailing — 0.9%
CVS Health Corp.:
3.38%, 8/12/24	650	653,126
5.30%, 12/05/43	425	468,916
5.13%, 7/20/45	716	769,666
Wal-Mart Stores, Inc.:
5.25%, 9/01/35	675	779,747
6.50%, 8/15/37	160	210,064
6.20%, 4/15/38	230	295,094

		3,176,613
Food Products — 0.1%
Kraft Foods Group, Inc., 5.00%, 6/04/42	250	256,419

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	21

Schedule of Investments (continued)	Series C Portfolio

Corporate Bonds	Par (000)	Value
Gas Utilities — 0.3%
Atmos Energy Corp., 8.50%, 3/15/19	$800	$958,550
Health Care Equipment & Supplies — 2.1%
Becton Dickinson and Co.:
2.68%, 12/15/19	100	101,119
3.73%, 12/15/24	160	162,883
Boston Scientific Corp., 2.85%, 5/15/20	195	194,957
Covidien International Finance SA:
6.00%, 10/15/17	2,300	2,511,809
2.95%, 6/15/23	525	518,159
Medtronic, Inc.:
3.15%, 3/15/22	960	973,716
4.63%, 3/15/44	500	516,171
4.63%, 3/15/45	1,040	1,072,341
Zimmer Biomet Holdings, Inc.:
2.00%, 4/01/18	390	390,487
2.70%, 4/01/20	680	682,487

		7,124,129
Health Care Providers & Services — 1.8%
Aetna, Inc.:
3.50%, 11/15/24	395	392,934
4.50%, 5/15/42	135	131,994
Anthem, Inc.:
4.35%, 8/15/20	1,275	1,367,355
4.65%, 1/15/43	300	294,203
5.10%, 1/15/44	300	311,806
Coventry Health Care, Inc., 5.45%, 6/15/21	850	954,069
UnitedHealth Group, Inc.:
3.35%, 7/15/22	75	77,407
2.88%, 3/15/23	1,175	1,170,636
3.75%, 7/15/25	770	795,900
4.63%, 11/15/41	645	661,466

		6,157,770
Independent Power and Renewable Electricity Producers — 0.3%
IPALCO Enterprises, Inc., 5.00%, 5/01/18	925	968,937
Industrial Conglomerates — 0.4%
Eaton Corp., 4.15%, 11/02/42	900	830,800
Tyco Electronics Group SA, 3.50%, 2/03/22	600	615,232

		1,446,032
Insurance — 2.1%
ACE INA Holdings, Inc., 2.60%, 11/23/15	625	626,568
Allied World Assurance Co. Holdings Ltd., 5.50%, 11/15/20	825	916,740
American International Group, Inc.:
3.38%, 8/15/20	1,000	1,043,578
6.40%, 12/15/20	485	574,863
4.50%, 7/16/44	200	196,380
Aon PLC, 4.00%, 11/27/23	1,760	1,814,836
Massachusetts Mutual Life Insurance Co., 8.88%, 6/01/39 (a)	575	852,789
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (a)	1,050	1,314,738

		7,340,492
Internet Software & Services — 0.3%
Alibaba Group Holding Ltd., 1.63%, 11/28/17 (a)	975	967,242
IT Services — 0.2%
Fidelity National Information Services, Inc., 3.50%, 4/15/23	625	593,787
Life Sciences Tools & Services — 0.6%
Life Technologies Corp.:
3.50%, 1/15/16	1,295	1,303,438

Corporate Bonds	Par (000)	Value
Life Sciences Tools & Services (continued)
6.00%, 3/01/20	$820	$936,397

		2,239,835
Machinery — 0.6%
AGCO Corp., 5.88%, 12/01/21	350	389,253
John Deere Capital Corp.:
1.35%, 1/16/18	790	789,863
2.38%, 7/14/20	830	838,178

		2,017,294
Media — 4.0%
21st Century Fox America, Inc., 6.40%, 12/15/35	781	906,627
CCO Safari II LLC:
3.58%, 7/23/20 (a)	2,045	2,029,937
4.46%, 7/23/22 (a)	910	910,480
4.91%, 7/23/25 (a)	415	413,009
6.48%, 10/23/45 (a)	625	630,531
Comcast Corp.:
4.25%, 1/15/33	650	646,008
6.50%, 11/15/35	550	700,043
6.55%, 7/01/39	500	634,857
4.50%, 1/15/43	225	227,255
4.60%, 8/15/45	300	306,660
COX Communications, Inc., 8.38%, 3/01/39 (a)	442	535,906
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.20%, 3/15/20	800	873,893
3.80%, 3/15/22	1,110	1,117,233
5.15%, 3/15/42	325	305,396
Grupo Televisa SAB, 6.63%, 1/15/40	900	972,090
Sky PLC:
2.63%, 9/16/19 (a)	200	201,255
3.75%, 9/16/24 (a)	510	502,700
Time Warner Cable, Inc.:
8.25%, 4/01/19	695	809,864
4.50%, 9/15/42	137	108,315
Time Warner, Inc., 6.25%, 3/29/41	682	785,479

		13,617,538
Metals & Mining — 1.0%
Barrick Gold Corp.:
3.85%, 4/01/22	377	344,377
4.10%, 5/01/23	471	416,793
Freeport-McMoRan, Inc.:
3.55%, 3/01/22	830	622,500
5.40%, 11/14/34	500	349,845
Rio Tinto Finance USA Ltd.:
3.75%, 6/15/25	74	72,180
7.13%, 7/15/28	550	683,229
Rio Tinto Finance USA PLC, 4.75%, 3/22/42	55	51,074
Southern Copper Corp.:
6.75%, 4/16/40	300	266,289
5.88%, 4/23/45	850	690,073

		3,496,360
Multi-Utilities — 2.7%
Berkshire Hathaway Energy Co.:
5.75%, 4/01/18	1,475	1,617,212
4.50%, 2/01/45	900	892,130
CenterPoint Energy, Inc., 6.50%, 5/01/18	850	945,097
CMS Energy Corp., 5.05%, 3/15/22	1,644	1,806,761
Dominion Gas Holdings LLC, 2.50%, 12/15/19	845	853,963
NiSource Finance Corp., 5.25%, 2/15/43	440	478,186
Pacific Gas & Electric Co.:
3.85%, 11/15/23	575	600,500

See Notes to Financial Statements.

22	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Series C Portfolio

Corporate Bonds	Par (000)	Value
Multi-Utilities (continued)
3.40%, 8/15/24	$880	$882,557
Virginia Electric & Power Co., 6.00%, 1/15/36	900	1,119,417

		9,195,823
Oil, Gas & Consumable Fuels — 9.8%
Anadarko Petroleum Corp., 6.38%, 9/15/17	1,545	1,667,256
Canadian Natural Resources Ltd.:
1.75%, 1/15/18	495	489,298
5.90%, 2/01/18	1,700	1,830,696
Chevron Corp., 2.19%, 11/15/19	255	257,752
ConocoPhillips Co., 3.35%, 11/15/24	370	361,460
Continental Resources, Inc.:
7.13%, 4/01/21	460	473,225
5.00%, 9/15/22	1,300	1,137,500
4.50%, 4/15/23	400	347,350
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22	485	576,206
Energy Transfer Partners LP:
6.70%, 7/01/18	925	1,015,028
5.20%, 2/01/22	1,130	1,135,274
4.05%, 3/15/25	775	684,894
6.50%, 2/01/42	560	513,879
Enterprise Products Operating LLC:
6.45%, 9/01/40	800	863,775
5.70%, 2/15/42	490	490,485
4.90%, 5/15/46	1,120	1,014,276
Exxon Mobil Corp.:
2.40%, 3/06/22	900	896,195
2.71%, 3/06/25	725	709,670
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas, Inc., 6.50%, 11/15/20	762	687,233
Kerr-McGee Corp., 7.88%, 9/15/31	450	558,858
Kinder Morgan Energy Partners LP:
6.00%, 2/01/17	1,325	1,386,063
6.50%, 4/01/20	390	431,758
7.30%, 8/15/33	800	826,461
5.00%, 3/01/43	190	148,490
Kinder Morgan, Inc.:
2.00%, 12/01/17	80	79,420
3.05%, 12/01/19	1,255	1,232,193
6.50%, 9/15/20	925	1,024,233
Marathon Petroleum Corp., 4.75%, 9/15/44	631	560,842
Noble Energy, Inc., 5.25%, 11/15/43	425	377,616
Phillips 66, 4.88%, 11/15/44	828	792,347
Pioneer Natural Resources Co., 6.88%, 5/01/18	880	965,547
Plains All American Pipeline LP/PAA Finance Corp.:
2.60%, 12/15/19	900	889,141
4.65%, 10/15/25	1,075	1,078,987
4.90%, 2/15/45	700	625,165
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22	1,020	995,877
Schlumberger Norge AS, 4.20%, 1/15/21 (a)	975	1,054,560
Sunoco, Inc., 5.75%, 1/15/17	530	549,855
Texas Eastern Transmission LP, 2.80%, 10/15/22 (a)	1,400	1,295,560
Western Gas Partners LP, 5.38%, 6/01/21	1,025	1,097,168
Williams Cos., Inc., 3.70%, 1/15/23	1,200	930,564
Williams Partners LP:
4.50%, 11/15/23	1,300	1,218,455
3.90%, 1/15/25	157	135,190
6.30%, 4/15/40	225	202,317

		33,608,119
Pharmaceuticals — 4.6%
AbbVie, Inc.:
1.75%, 11/06/17	2,220	2,226,596

Corporate Bonds	Par (000)	Value
Pharmaceuticals (continued)
3.60%, 5/14/25	$520	$512,859
4.40%, 11/06/42	795	726,445
4.70%, 5/14/45	1,200	1,164,284
Actavis Funding SCS:
3.45%, 3/15/22	1,780	1,759,596
4.55%, 3/15/35	525	483,032
4.85%, 6/15/44	425	387,356
4.75%, 3/15/45	1,390	1,262,056
Allergan, Inc., 5.75%, 4/01/16	550	561,838
EMD Finance LLC, 1.70%, 3/19/18 (a)	1,800	1,803,263
Hospira, Inc., 5.20%, 8/12/20	900	1,018,823
Merck & Co., Inc.:
2.35%, 2/10/22	310	305,559
3.70%, 2/10/45	175	160,561
Mylan, Inc., 2.60%, 6/24/18	968	966,307
Pfizer, Inc., 4.40%, 5/15/44	130	130,603
Roche Holdings, Inc., 3.35%, 9/30/24 (a)	850	869,330
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	10	11,441
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	514	520,239
Wyeth LLC, 5.95%, 4/01/37	800	961,222

		15,831,410
Professional Services — 0.6%
Dun & Bradstreet Corp., 3.25%, 12/01/17	1,300	1,320,008
Experian Finance PLC, 2.38%, 6/15/17 (a)	600	603,289

		1,923,297
Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.:
2.80%, 6/01/20	1,000	997,936
4.70%, 3/15/22	1,325	1,392,954
3.50%, 1/31/23	525	505,788
5.00%, 2/15/24	568	596,769
AvalonBay Communities, Inc., 4.20%, 12/15/23	1,000	1,052,534
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	300	302,101
DDR Corp., 4.75%, 4/15/18	280	296,306
HCP, Inc., 3.75%, 2/01/16	525	529,468
Host Hotels & Resorts LP, 6.00%, 10/01/21	725	820,243
Simon Property Group LP:
1.50%, 2/01/18 (a)	725	723,805
10.35%, 4/01/19	280	352,077
4.25%, 10/01/44	225	218,498
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 9/17/24 (a)	650	639,818

		8,428,297
Road & Rail — 1.2%
Burlington Northern Santa Fe LLC:
5.75%, 5/01/40	500	571,579
4.15%, 4/01/45	690	642,865
Canadian National Railway Co.:
2.95%, 11/21/24	755	743,522
6.25%, 8/01/34	1,100	1,394,164
Canadian Pacific Railway Co., 7.25%, 5/15/19	500	586,222
Kansas City Southern de Mexico SA de CV, 2.35%, 5/15/20	370	363,605

		4,301,957
Software — 0.4%
Autodesk, Inc., 1.95%, 12/15/17	550	553,310
Oracle Corp., 4.13%, 5/15/45	925	872,818

		1,426,128

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	23

Schedule of Investments (continued)	Series C Portfolio

Corporate Bonds	Par (000)	Value
Specialty Retail — 0.7%
Home Depot, Inc.:
4.40%, 3/15/45	$215	$222,234
4.25%, 4/01/46	650	654,675
QVC, Inc., 4.38%, 3/15/23	1,700	1,652,504

		2,529,413
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc., 4.38%, 5/13/45	960	950,418
Tobacco — 1.6%
Altria Group, Inc., 5.38%, 1/31/44	725	788,184
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 (a)	950	949,530
Philip Morris International, Inc.:
3.88%, 8/21/42	700	647,177
4.25%, 11/10/44	975	941,947
Reynolds American, Inc.:
4.00%, 6/12/22	730	762,790
3.25%, 11/01/22	180	179,082
4.85%, 9/15/23	220	236,007
4.45%, 6/12/25	555	580,727
7.00%, 8/04/41 (a)	350	404,254

		5,489,698
Wireless Telecommunication Services — 1.6%
Alltel Corp., 7.88%, 7/01/32	470	601,059
America Movil SAB de CV, 2.38%, 9/08/16	3,140	3,171,149
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)	1,450	1,634,046

		5,406,254
Total Corporate Bonds — 81.2%		278,684,898

Foreign Agency Obligations
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23	800	749,313
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 5/05/20	1,250	1,232,103
Export-Import Bank of Korea, 1.04%, 1/14/17 (c)	1,307	1,309,289
Nakilat, Inc., 6.07%, 12/31/33 (a)	25	28,594
Petrobras Global Finance BV, 3.88%, 1/27/16	700	687,750
Petroleos Mexicanos:
3.50%, 7/18/18	1,700	1,718,700
3.50%, 1/30/23	650	585,000
6.38%, 1/23/45	475	426,740
Total Foreign Agency Obligations — 1.9%		6,737,489

Foreign Government Obligations
Brazil — 0.2%
Federative Republic of Brazil, 5.00%, 1/27/45	750	560,625
Canada — 0.1%
Province of Manitoba, 3.05%, 5/14/24	469	485,560
Colombia — 0.2%
Republic of Colombia:
5.63%, 2/26/44	413	386,155
5.00%, 6/15/45	560	480,200

		866,355
Indonesia — 0.1%
Republic of Indonesia, 4.13%, 1/15/25	350	324,349

Foreign Government Obligations	Par (000)	Value
Mexico — 1.1%
United Mexican States:
4.75%, 3/08/44	$2,525	$2,304,063
5.55%, 1/21/45	1,350	1,382,063

		3,686,126
Peru — 0.1%
Republic of Peru, 5.63%, 11/18/50	290	299,425
Turkey — 0.2%
Republic of Turkey, 4.25%, 4/14/26	663	602,501
Uruguay — 0.1%
Republic of Uruguay, 5.10%, 6/18/50	375	329,063
Total Foreign Government Obligations — 2.1%		7,154,004

Preferred Securities

Capital Trusts
Banks — 1.4%
HSBC Holdings PLC, 6.38% (c)(e)	580	553,175
JPMorgan Chase & Co.:
6.00% (c)(e)	975	959,766
7.90% (c)(e)	1,850	1,921,687
Wells Fargo & Co.:
5.88% (c)(e)	225	230,344
5.90% (c)(e)	1,100	1,100,000

		4,764,972
Capital Markets — 0.4%
State Street Capital Trust IV, 1.34%, 6/01/77 (c)	1,075	865,375
State Street Corp., 5.25% (c)(e)	315	315,000

		1,180,375
Consumer Finance — 0.2%
American Express Co., 4.90% (c)(e)	725	696,507
Diversified Financial Services — 0.2%
General Electric Capital Corp., 5.25% (c)(e)	300	308,700
ZFS Finance USA Trust V, 6.50%, 5/09/67 (a)(c)	500	507,750

		816,450
Insurance — 0.9%
Allstate Corp.:
5.75%, 8/15/53 (c)	835	864,517
6.50%, 5/15/67 (c)	60	67,050
MetLife Capital Trust IV, 7.88%, 12/15/67 (a)	420	514,500
MetLife, Inc., 5.25% (c)(e)	900	891,000
New York Life Insurance Co., 6.75%, 11/15/39 (a)	600	783,517

		3,120,584
Oil, Gas & Consumable Fuels — 0.4%
Enterprise Products Operating LLC, 7.03%, 1/15/68 (c)	1,090	1,149,950
TransCanada Trust, 5.63%, 5/20/75 (c)	359	343,743

		1,493,693
Total Capital Trusts — 3.5%		12,072,581

See Notes to Financial Statements.

24	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Series C Portfolio

Preferred Stocks	Shares	Value
Media — 0.7%
NBCUniversal Enterprise, Inc., 5.25% (a)(e)	2,200,000	$2,323,750
Total Preferred Securities — 4.2%		14,396,331

Taxable Municipal Bonds	Par (000)
Chicago O’Hare International Airport RB, 6.40%, 1/01/40	$1,000	1,236,760
Los Angeles Department of Water & Power RB, 6.57%, 7/01/45	1,075	1,447,735
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39	1,125	1,632,701
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57	586	686,821
Port Authority of New York & New Jersey RB, 4.46%, 10/01/62	1,300	1,256,268
State of California GO:
7.30%, 10/01/39	510	705,259
7.63%, 3/01/40	150	215,529
7.60%, 11/01/40	430	630,892
Total Taxable Municipal Bonds — 2.3%		7,811,965

U.S. Treasury Obligations
U.S. Treasury Bonds:
2.50%, 2/15/45	517	475,950
3.00%, 5/15/45	2,390	2,445,828
U.S. Treasury Notes:
1.25%, 1/31/20	175	174,813
2.38%, 8/15/24	525	540,723
2.13%, 5/15/25	3,275	3,294,702
2.00%, 8/15/25	2,020	2,009,322
Total U.S. Treasury Obligations — 2.6%		8,941,338
Total Long-Term Investments
(Cost — $318,108,283) — 94.3%		323,726,025

Short-Term Securities	Shares
Dreyfus Treasury Prime, Institutional Class, 0.00% (f)	14,919,580	14,919,580
Total Short-Term Securities
(Cost — $14,919,580) — 4.4%		14,919,580

Options Purchased	Value
(Cost — $316,753) — 0.0%	$54,315
Total Investments Before Options Written
(Cost — $333,344,614) — 98.7%	338,699,920

Options Written
(Premiums Received — $98,739) — (0.0)%	(1,975)
Total Investments Net of Options Written — 98.7%	338,697,945
Other Assets Less Liabilities — 1.3%	4,584,356

Net Assets — 100.0%	$343,282,301

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	25

Schedule of Investments (continued)	Series C Portfolio

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Zero-coupon bond.

(e)	Security is perpetual in nature and has no stated maturity date.

(f)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(11)	U.S. Treasury Bonds (30 Year)	December 2015	$1,730,781	$4,669
89	U.S. Treasury Notes (10 Year)	December 2015	$11,457,359	47,494
36	U.S. Treasury Notes (2 Year)	December 2015	$7,885,125	2,611
278	U.S. Treasury Notes (5 Year)	December 2015	$33,503,344	177,431
11	U.S. Ultra Treasury Bonds	December 2015	$1,764,469	39,637
(115)	Euro Dollar Futures	December 2016	$28,478,313	(79,130)
Total				$192,712

Exchange-Traded Options Purchased
Description	Put/ Call	Expiration Date	Strike Price	Contracts	Value
Euro Dollar 90-Day	Put	12/14/15	$98.00	158	$988
Euro Dollar 90-Day	Put	12/14/15	$99.00	158	988
Total					$1,976

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Value
30-Year Interest Rate Swap	Deutsche Bank AG	Put	3.35%	Pay	3-month LIBOR	6/09/16	$4,440	$52,339

Exchange-Traded Options Written
Description	Put/ Call	Expiration Date	Strike Price	Contracts	Value
Euro Dollar 90-Day	Put	12/14/15	$98.50	316	$(1,975)

See Notes to Financial Statements.

26	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Series C Portfolio

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)	Unrealized Depreciation
1.65%[1]	3-month LIBOR	10/05/15[2]	11/30/19	$8,700	$(145,896)
2.38%[1]	3-month LIBOR	N/A	5/14/25	$1,900	(84,455)
Total					$(230,351)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

OTC Credit Default Swaps — Buy Protection
Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Depreciation
Cigna Corp.	1.00%	Goldman Sachs Bank USA	9/20/17	$1,200	$(22,140)	$(1,084)	$(21,056)
General Dynamics Corp.	1.00%	Credit Suisse International	9/20/17	$1,380	(25,513)	(13,491)	(12,022)
Humana, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	$1,200	(21,696)	7,866	(29,562)
Lockheed Martin Corp.	1.00%	Credit Suisse International	9/20/17	$1,380	(25,933)	(4,656)	(21,277)
Northrop Grumman Corp.	1.00%	Credit Suisse International	9/20/17	$1,165	(21,616)	(10,473)	(11,143)
Raytheon Co.	1.00%	Credit Suisse International	9/20/17	$1,165	(21,995)	(11,160)	(10,835)
Total					$(138,893)	$(32,998)	$(105,895)

OTC Credit Default Swaps — Sell Protection
Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Anadarko Petroleum Corp.	1.00%	Morgan Stanley Capital Services LLC	6/20/17	BBB	$200	$1,136	$(3,813)	$4,949
Anthem, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	Not Rated	$1,200	19,306	(4,545)	23,851
Comcast Corp.	1.00%	Credit Suisse International	9/20/17	A-	$1,400	24,309	2,325	21,984
UnitedHealth Group, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	A+	$1,200	21,694	(1,182)	22,876
Host Hotels & Resorts LP	1.00%	Credit Suisse International	3/20/19	BBB	$825	7,448	(3,522)	10,970
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/19	BBB	$14	(3)	46	(49)
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/19	BBB	$6	(1)	21	(22)
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/19	BBB	$1	—	2	(2)
Valero Energy Corp.	1.00%	Citibank N.A.	9/20/19	BBB	$3	(1)	20	(21)
Total						$73,888	$(10,648)	$84,536

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	27

Schedule of Investments (continued)	Series C Portfolio

Transactions in Options Written for the Six Months Ended September 30, 2015

	Calls		Puts
	Notional (000)	Premiums Received	Contracts	Notional (000)	Premiums Received
Outstanding options, beginning of period	$3,400	$57,460	316	$86,200	$1,519,769
Options closed	(3,400)	(57,460)	—	(86,200)	(1,421,030)
Outstanding options, end of period	—	—	316	—	$98,739

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	Net unrealized appreciation[1]	—	—	—	—	$271,842	—	$271,842
Options purchased	Investments at value — unaffiliated[2]	—	—	—	—	54,315	—	54,315
Swaps — OTC	Unrealized appreciation on OTC swaps; Swap premiums paid	—	$94,910	—	—	—	—	94,910
Total		—	$94,910	—	—	$326,157	—	$421,067

Liabilities — Derivative Financial Instruments
Financial futures contracts	Net unrealized depreciation[1]	—	—	—	—	$79,130	—	$79,130
Options written	Options written at value	—	—	—	—	1,975	—	1,975
Swaps — OTC	Unrealized depreciation on OTC swaps; Swap premiums received	—	$159,915	—	—	—	—	159,915
Swaps — centrally cleared	Net unrealized depreciation[1]	—	—	—	—	230,351	—	230,351
Total		—	$159,915	—	—	$311,456	—	$471,371

[1]

Includes cumulative appreciation (depreciation) on financial futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

[2]	Includes options purchased at value as reported in the Schedule of Investments.

For the six months ended September 30, 2015, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Financial futures contracts	—	—	—	—	$(350,746)	—	$(350,746)
Options purchased[1]	—	—	—	—	(950,653)	—	(950,653)
Options written	—	—	—	—	1,116,133	—	1,116,133
Swaps	—	$40,334	—	—	—	—	40,334

Total	—	$40,334	—	—	$(185,266)	—	$(144,932)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	—	—	$8,665	—	$8,665
Options purchased[2]	—	—	—	—	1,082,133	—	1,082,133
Options written	—	—	—	—	(1,089,513)	—	(1,089,513)
Swaps	—	$367,510	—	—	—	—	367,510

Total	—	$367,510	—	—	$1,285	—	$368,795

[1]	Options purchased are included in net realized gain (loss) from investments.

[2]	Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

See Notes to Financial Statements.

28	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Series C Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — long	$46,698,555
Average notional value of contracts — short	$51,287,734
Options:
Average value of option contracts purchased	$2,963
Average value of option contracts written	$1,975
Average notional value of swaption contracts purchased	$4,440,000
Credit default swaps:
Average notional value — buy protection	$7,490,000
Average notional value — sell protection	$4,849,000
Interest rate swaps:
Average notional value — pays fixed rate	$14,113,500
Average notional value — receives fixed rate	$900,000

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets		Liabilities
Derivative Financial Instruments:
Financial futures contracts	$14,285		$20,935
Options	54,315	[1]	1,975
Swaps — centrally cleared	1,486		—
Swaps — OTC[2]	94,910		159,915

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$164,996		$182,825
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(17,747)		(22,910)

Total derivative assets and liabilities subject to an MNA	$147,249		$159,915

[1]	Includes options purchased at value which is included in Investments at value - unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.

[2]	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statement of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Barclays Bank PLC	$69	$(69)	—	—	—
Citibank N.A.	20	(20)	—	—	—
Credit Suisse International	35,279	(35,279)	—	—	—
Deutsche Bank AG	52,339	—	—	—	$52,339
Goldman Sachs Bank USA	54,593	(54,593)	—	—	—
Morgan Stanley Capital Services LLC	4,949	(3,813)	—	—	1,136

Total	$147,249	$(93,774)	—	—	$53,475

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Barclays Bank PLC	$73	$(69)	—	—	$4
Citibank N.A.	21	(20)	—	—	1
Credit Suisse International	98,579	(35,279)	—	—	63,300
Goldman Sachs Bank USA	57,429	(54,593)	—	—	2,836
Morgan Stanley Capital Services LLC	3,813	(3,813)	—	—	—

Total	$159,915	$(93,774)	—	—	$66,141

[1]	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to an MNA.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

[3]

Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statement of Assets and Liabilities.

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	29

Schedule of Investments (concluded)	Series C Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$323,726,025	—	$323,726,025
Short-Term Securities	$14,919,580	—	—	14,919,580
Options Purchased	1,976	52,339	—	54,315

Total	$14,921,556	$323,778,364	—	$338,699,920

[1] See above Schedule of Investments for values in each security type.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$84,630	—	$84,630
Interest rate contracts	$271,842	—	—	271,842
Liabilities:
Credit contracts	—	(105,989)	—	(105,989)
Interest rate contracts	(81,105)	(230,351)	—	(311,456)

Total	$190,737	$(251,710)	—	$(60,973)

[2]    Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$138,094	—	—	$138,094
Cash pledged for financial futures contracts	300,710	—	—	300,710
Cash pledged for centrally cleared swaps	156,190	—	—	156,190

Total	$594,994	—	—	$594,994

During the six months ended September 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

30	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	Series E Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.2%
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Warrants, Series D, 6.50%, 10/01/53	$1,000	$1,147,530
Alaska — 1.0%
Alaska Industrial Development & Export Authority, Refunding RB, AMT, Snettisham Hydroelectric Project, 5.00%, 1/01/34	500	532,120
Northern Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A, 4.63%, 6/01/23	430	430,034

		962,154
Arizona — 1.2%
City of Phoenix IDA, Refunding RB:
Basis School Project, 5.00%, 7/01/45 (a)	140	139,131
Legacy Traditional Schools Project, 5.00%, 7/01/35 (a)	300	292,986
Legacy Traditional Schools Project, 5.00%, 7/01/45 (a)	100	94,952
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	500	556,540

		1,083,609
Arkansas — 0.6%
Pulaski County Public Facilities Board, RB:
5.00%, 12/01/39	230	250,445
5.00%, 12/01/42	250	270,815

		521,260
California — 11.9%
Bay Area Toll Authority, Refunding RB, Series F-1, 5.00%, 4/01/54	1,000	1,094,100
California County Tobacco Securitization Agency:
RB, Asset-Backed, 5.45%, 6/01/28	500	497,475
RB, Asset-Backed, 5.60%, 6/01/36	160	148,498
Refunding RB, Asset-Backed, Merced County Project, 5.00%, 6/01/26	55	55,002
Refunding RB, Asset-Backed, Sonoma County Corp. Project, 5.00%, 6/01/26	215	201,197
Refunding RB, Asset-Backed, Sonoma County Corp. Project, 5.25%, 6/01/45	135	111,456
California Educational Facilities Authority, RB, Chapman University Project, 5.00%, 4/01/45	500	551,680
California Municipal Finance Authority, RB:
Community Medical Centers Project, 5.00%, 2/01/46	250	269,100
John Adams Academics Project, 5.00%, 10/01/35	250	251,080
John Adams Academics Project, 5.25%, 10/01/45	250	251,245
Sycamore Academy Project, 5.63%, 7/01/44 (a)	150	152,629
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45 (a)	500	527,940
California School Finance Authority, RB, Alta Public Schools Project, Series A, 6.75%, 11/01/45 (a)	250	258,460
California Statewide Communities Development Authority, Refunding RB:
(AGM) 5.00%, 11/15/49	500	554,875
899 Charleston Project, Series A, 5.25%, 11/01/44	250	254,235
Huntington Memorial Hospital, Series B, 5.00%, 7/01/44	500	552,130
California Statewide Financing Authority, RB, Asset-Backed:
Series A, 6.00%, 5/01/43	70	69,999

Municipal Bonds	Par (000)	Value
California (continued)
Series B, 5.63%, 5/01/29	$125	$125,000
Series B, 6.00%, 5/01/43	140	140,000
City & County of San Francisco Airports Commission-San Francisco International Airport, Refunding RB, AMT, Series A, 5.00%, 5/01/44	1,000	1,087,940
City of Irvine, Community Facilities District No. 2013-3, (Great Park) Improvement Area No. 1, Special Tax Bonds, 5.00%, 9/01/44	250	266,467
City of Roseville, Special Tax Bonds, CFD No. 1,5.00%, 9/01/44	500	480,770
Golden State Tobacco Securitization Corp., Refunding RB:
Asset Backed, Series A, 5.00%, 6/01/40	500	553,695
Asset-Backed, Senior, Series A-1, 5.75%, 6/01/47	645	574,824
Oakland Unified School District, GO, Series A, 5.00%, 8/01/40	350	382,981
Riverside County Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	500	578,870
Tobacco Securitization Authority of Southern California, Refunding RB:
Senior, Series A-1, 5.00%, 6/01/37	750	657,105
Senior, Series A-1, 5.13%, 6/01/46	500	426,285

		11,075,038
Colorado — 2.6%
Colorado Educational & Cultural Facilities Authority, Refunding RB:
Charter School-University Project, 5.00%, 12/15/45 (a)	500	485,550
Classical Academy Project, Series A, 5.00%, 12/01/38	350	381,395
Colorado Health Facilities Authority, Refunding RB:
Covenant Retirement Communities Project, 5.00%, 12/01/35	500	533,130
Evangelical Lutheran Good Project, 5.00%, 6/01/40	500	532,310
Foothills Metropolitan District, Special Assessment Bonds, 6.00%, 12/01/38	500	530,310

		2,462,695
Connecticut — 0.3%
Mohegan Tribal Finance Authority, RB, 7.00%, 2/01/45	100	88,737
Mohegan Tribe of Indians of Connecticut:
RB, Series A, 6.75%, 2/01/45 (a)	110	113,425
Refunding RB, Public Improvement, Priority Distribution, 6.25%, 1/01/31	100	99,991

		302,153
Delaware — 0.4%
Delaware State EDA, RB, Exempt Facility Indian River Power Project, 5.38%, 10/01/45	380	394,904
District of Columbia — 0.6%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.50%, 5/15/33	500	610,685
Florida — 5.3%
Brevard County Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 4/01/39	500	539,855
Cape Coral Health Facilities Authority, Refunding RB, Senior Housing Gulf Care Project, 5.88%, 7/01/40 (a)	250	250,250

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	31

Schedule of Investments (continued)	Series E Portfolio

Municipal Bonds	Par (000)	Value
Florida (continued)
Capital Trust Agency, Inc., RB:
Faulk Senior Services Project, 6.75%, 12/01/49	$250	$228,120
Gardens Apartments Project, Series A, 5.00%, 7/04/50	500	496,695
Celebration Pointe Community Development District, Special Assessment Bonds, 5.13%, 5/01/45	250	251,265
City of Jacksonville, Refunding RB, Brooks Rehab Project, 4.00%, 11/01/40	455	434,834
Florida Development Finance Corp., RB, Renaissance Charter School Project, Series A, 6.13%, 6/15/44	150	151,545
Florida Municipal Power Agency, RB, All Requirements Power Supply Project, 5.00%, 10/01/31	500	576,985
Greater Orlando Aviation Authority, Refunding RB, AMT, Special Purpose JetBlue Airway Project, 5.00%, 11/15/36	250	255,825
Hillsborough County Aviation Authority, Refunding RB, AMT, Tampa International Project, Series A, 5.00%, 10/01/44	350	381,769
Lakewood Ranch Stewardship District, Special Assessment Bonds, 4.88%, 5/01/35	250	252,203
Miami-Dade County IDA, RB:
Biscayne Properties, Series A, 5.00%, 6/01/35	115	116,488
Biscayne Properties, Series A, 5.00%, 6/01/40	155	155,580
Biscayne Properties, Series A, 5.00%, 6/01/48	335	333,908
Orange County Health Facilities Authority, RB, Presbyterian Retirement Community Project, 5.00%, 8/01/35	250	267,630
Trout Creek Community Development District, Special Assessment Bonds, 5.63%, 5/01/45	250	244,177

		4,937,129
Georgia — 0.9%
Gainesville & Hall County Hospital Authority, Refunding RB, North East Georgia Health Systems, Inc. Project, 5.50%, 8/15/54	250	288,793
Municipal Electric Authority of Georgia, RB, Plant Voltage Units 3&4 Project, 5.00%, 7/01/60	235	247,852
Private Colleges & Universities Authority, RB, Savannah College of Art & Design Project, 5.00%, 4/01/44	250	267,870

		804,515
Idaho — 0.6%
Idaho Health Facilities Authority, RB, St. Luke’s Health Systems, Inc., Project, Series A, 5.00%, 3/01/44	500	535,430
Illinois — 3.6%
City of Chicago, GO:
Refunding, Series A, 5.00%, 1/01/36	250	238,643
Series A, 5.50%, 1/01/39	400	397,884
City of Chicago, O’Hare International Airport Revenue, Refunding RB, Series D, 5.00%, 1/01/39	260	283,733
Illinois Finance Authority, Refunding RB:
Lutheran Home & Services Project, 5.50%, 5/15/30	500	530,585
Senior, Rogers Park Montessori School Project, 6.13%, 2/01/45	150	153,769

Municipal Bonds	Par (000)	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority:
RB, McCormick Place Expansion Project, Series 2015A, 5.50%, 6/15/53	$390	$419,589
Refunding RB, McCormick Project, Series B-2, 5.00%, 6/15/50	500	505,605
State of Illinois, GO:
5.00%, 2/01/39	250	251,507
Refunding, 5.00%, 8/01/18	500	534,560

		3,315,875
Indiana — 1.1%
Indiana Finance Authority, RB, AMT, Private Activity Bond, Ohio River Bridges East End Crossing Project, 5.25%, 1/01/51	1,000	1,047,560
Iowa — 1.2%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project, 5.50%, 12/01/22	750	792,787
Iowa Tobacco Settlement Authority, Refunding RB:
Asset-Backed, Series C, 5.50%, 6/01/42	150	135,026
Capital Appreciation, Asset-Backed, Series B, 5.60%, 6/01/34	160	152,082

		1,079,895
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Senior Next Generation Information Project, 5.00%, 1/01/45	500	532,285
Louisiana — 0.2%
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Projects, Series C, 7.00%, 9/15/44 (a)	150	151,863
Maryland — 1.1%
Anne Arundel County Consolidated Special Taxing District, Special Tax Bonds, Villages at 2 Rivers Project, 5.25%, 7/01/44	250	253,305
County of Frederick, RB, Jefferson Technology Park Project, Series B, 7.13%, 7/01/43	150	168,408
Maryland Economic Development Corp., Refunding RB, University of Maryland Project, 5.00%, 7/01/39	100	105,522
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Meritus Medical Center Project, 5.00%, 7/01/40	500	536,675

		1,063,910
Massachusetts — 1.5%
Massachusetts Development Finance Agency:
RB, Baystate Medical Center Project, Series N, 5.00%, 7/01/44	500	548,585
RB, Green Bonds, Boston Medical Center Project, 5.00%, 7/01/44	480	514,411
Refunding RB, Covanta Energy Project, Series B, 4.88%, 11/01/42 (a)	350	345,579

		1,408,575
Michigan — 2.3%
Michigan Finance Authority, Refunding RB, AMT, Senior Lien, Detroit Water & Sewerage Department Project, 5.00%, 7/01/44	250	257,340
Michigan Tobacco Settlement Finance Authority, RB, Turbo Project, Series A, 6.88%, 6/01/42	500	498,120

See Notes to Financial Statements.

32	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Series E Portfolio

Municipal Bonds	Par (000)	Value
Michigan (continued)
Wayne County Airport Authority, RB:
AMT, Detroit Metropolitan Wayne County Airport Project, 5.00%, 12/01/39	$250	$264,685
Detroit Metropolitan Wayne County Airport Project, Series B, 5.00%, 12/01/44	500	544,850
Series D, 5.00%, 12/01/40	500	547,100

		2,112,095
Minnesota — 0.9%
City of Deephaven, Refunding RB, Eagle Ridge Academy Project, Series 2015A, 5.25%, 7/01/37	740	738,032
St. Paul Port Authority, RB, AMT, Gerdau St. Paul Steel Mill Project, 4.50%, 10/01/37	100	94,316

		832,348
Missouri — 0.6%
Missouri State Environmental Improvement & Energy Resources Authority, RB, Tri-County Water Authority Project, 5.00%, 1/01/40	500	562,605
Nebraska — 0.6%
Douglas County Hospital Authority No. 3, Refunding RB, Health Facilities NE Methodist Hospital Project, 5.00%, 11/01/45	500	539,425
New Jersey — 7.3%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	250	252,145
5.25%, 11/01/44	360	361,274
Essex County Improvement Authority, RB, AMT, 5.25%, 7/01/45 (a)	250	250,865
New Jersey EDA:
RB, AMT, Continental Airlines, Inc. Project, 4.88%, 9/15/19	850	886,575
RB, AMT, Private Activity - The Goethals Project, 5.38%, 1/01/43	500	533,755
RB, Leap Academy Charter School Project, Series A, 6.20%, 10/01/44	150	153,739
RB, Series WW, 5.25%, 6/15/40	1,000	1,033,740
Refunding RB, Charter, Greater Brunswick Project, Series A, 6.00%, 8/01/49 (a)	250	256,090
New Jersey Educational Facilities Authority, Refunding RB, Montclair State University Project, Series D, 5.00%, 7/01/36	500	563,255
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Barnabas Health Obligated Project, 4.25%, 7/01/44	395	398,433
Barnabas Health Obligated Project, 5.00%, 7/01/44	220	237,956
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/43	1,000	1,104,020
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/38	250	252,820
Transportation Program, Series AA, 5.00%, 6/15/44	200	201,672
Tobacco Settlement Financing Corp., Refunding RB, Series 1A, 5.00%, 6/01/41	365	286,886

		6,773,225
New Mexico — 0.4%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 7/01/42	325	333,440

Municipal Bonds	Par (000)	Value
New York — 16.3%
Build NYC Resource Corp.:
RB, 5.50%, 11/01/44	$250	$263,317
Refunding RB, AMT, Pratt Paper, Inc. Project, 5.00%, 1/01/35 (a)	100	106,383
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 6/01/48	1,000	965,310
City of New Rochelle, Refunding RB, Iona College Project, Series A, 5.00%, 7/01/45	250	269,590
City of New York Industrial Development Agency, RB, AMT:
British Airways PLC Project, 5.25%, 12/01/32	500	501,450
JFK International Airport Project, Series B-R, 2.00%, 8/01/28	1,530	1,532,310
County of Cattaraugus, RB, St. Bonaventure University Project, 5.00%, 5/01/44	195	205,136
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset Backed, Series A, 5.00%, 6/01/45	555	524,031
Hempstead Town Local Development Corp., RB, Molloy College Project, 5.00%, 7/01/44	500	536,205
Long Island Power Authority, Refunding RB, Series A, 5.00%, 9/01/44	500	551,780
Metropolitan Transportation Authority, RB, Sub Series D-1, 5.25%, 11/15/44	1,000	1,143,320
Monroe County Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 4.00%, 7/01/39	250	257,323
New York Counties Tobacco Trust IV, Refunding RB:
Series A, 6.25%, 6/01/41 (a)	550	565,867
Series A, 5.00%, 6/01/42	265	235,564
New York Liberty Development Corp.:
RB, Goldman Sachs Headquarters Project, 5.25%, 10/01/35	700	827,169
Refunding RB, Class 1-3 World Trade Center Project, 5.00%, 11/15/44 (a)	365	368,657
Refunding RB, Class 2-3 World Trade Center Project, 5.38%, 11/15/40 (a)	150	157,344
Refunding RB, Class 3-3 World Trade Center Project, 7.25%, 11/15/44 (a)	100	118,151
New York State Dormitory Authority, RB, Ichan School of Medicine at Mount Sinai Project, 5.00%, 7/01/40	500	547,210
New York State Thruway Authority, Refunding RB, Series J, 5.00%, 1/01/41	1,000	1,113,480
Tompkins County Development Corp., Refunding RB, Kendal at Ithaca Project, 5.00%, 7/01/44	500	531,270
TSASC, Inc., Refunding RB:
Series 1,4.75%, 6/01/22	255	255,959
Series 1,5.00%, 6/01/34	335	310,599
Ulster Tobacco Asset Securitization Corp., RB, Asset-Backed, 6.00%, 6/01/40	150	149,987
Westchester County Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	357	391,752
Westchester County Local Development Corp., Refunding RB:
Kendal on the Hudson Project, 5.00%, 1/01/34	1,400	1,492,750
Wartburg Senior Housing Project, Series A, 5.00%, 6/01/30 (a)	250	252,770
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	1,000	969,970

		15,144,654

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	33

Schedule of Investments (continued)	Series E Portfolio

Municipal Bonds	Par (000)	Value
North Carolina — 0.9%
North Carolina Department of Transportation, RB, AMT, Hot Lanes Project, Series 1- 77, 5.00%, 6/30/54	$115	$119,536
North Carolina Medical Care Commission:
RB, Salemtowne Project, 5.38%, 10/01/45	250	257,160
Refunding RB, 1st Mortgage, Galloway Ridge Project, Series A, 5.25%, 1/01/41	250	251,975
Town of Mooresville, Special Assessment Bonds, 5.38%, 3/01/40 (a)	250	251,845

		880,516
Ohio — 1.9%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Series A-2, 5.88%, 6/01/47	750	620,280
City of Cleveland, Refunding RB, AMT, Continental Airlines, Inc. Project, 5.70%, 12/01/19	500	504,280
County of Franklin, RB, OPRS Communities Obligation Group Project, Series A, 6.13%, 7/01/40	585	641,564

		1,766,124
Oklahoma — 0.7%
Tulsa Airports Improvement Trust, Refunding RB, AMT, American Airlines Project, 5.00%, 6/01/35	615	667,121
Oregon — 0.4%
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Mirabella at South Waterfront Project, 5.50%, 10/01/49	150	162,156
Polk County Hospital Facility Authority, RB, Dallas Retirement Village Project, Series A, 5.38%, 7/01/45	250	250,543

		412,699
Pennsylvania — 6.3%
Delaware County Authority, RB:
Villanova University Project, 4.00%, 8/01/45	500	502,730
Villanova University Project, 5.00%, 8/01/45	250	277,015
Lancaster County Hospital Authority, Refunding RB, St. Anne’s Retirement Community Project, 5.00%, 4/01/33	250	256,695
Montgomery County IDA:
First Mortgage RB, NHS III Properties Project, 6.50%, 10/01/37	250	253,427
Refunding RB, Albert Einstein Healthcare Project, 5.25%, 1/15/45	500	530,920
Refunding RB, Whitemarsh Continuing Care Retirement Community Project, 5.38%, 1/01/50	170	166,724
Moon IDA, Refunding RB, Baptist Homes Society Project, 6.00%, 7/01/45	250	249,113
Northampton County IDA, Tax Allocation Bonds, Route 33 Project, 7.00%, 7/01/32	150	162,662
Pennsylvania Economic Development Financing Authority:
RB, AMT, The Pennsylvania Rapid Bridge Replacement Project, 5.00%, 6/30/42	625	662,581
Refunding RB, AMT, National Gypson Co. Project, 5.50%, 11/01/44	500	514,010
Refunding RB, PPL Energy Supply Project, Series A, 6.40%, 12/01/38	250	259,633
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Widener University Project, 5.00%, 7/15/38	250	269,323

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB, Series B, 5.25%, 12/01/44	$1,000	$1,110,510
Philadelphia Authority for Industrial Development, Refunding RB, First Series 2015, 5.00%, 4/01/45	500	551,680
Philadelphia Hospitals & Higher Education Facilities Authority, RB, Temple University Health System Project, Series A, 5.63%, 7/01/42	130	136,825

		5,903,848
Puerto Rico — 0.7%
Children’s Trust Fund, Refunding RB, Asset-Backed:
5.50%, 5/15/39	205	205,002
5.63%, 5/15/43	460	459,977

		664,979
Rhode Island — 0.9%
Tobacco Settlement Financing Corp.:
Refunding RB, Series A, 5.00%, 6/01/40	100	102,381
Refunding RB, Series B, 4.50%, 6/01/45	750	731,947

		834,328
South Carolina — 1.2%
South Carolina State Public Service Authority, Refunding RB, Series A, 5.50%, 12/01/54	1,000	1,109,690
Tennessee — 0.3%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, 5.00%, 10/01/44	250	264,480
Texas — 5.5%
Central Texas Regional Mobility Authority, RB, Senior Lien, 6.25%, 1/01/46	175	201,248
Central Texas Turnpike System, Refunding RB:
Series C, 5.00%, 8/15/37	200	217,928
Series C, 5.00%, 8/15/42	250	269,675
City of Corpus Christi Utility System Revenue, RB, Junior Lien:
5.00%, 7/15/40	500	556,000
Series A, 5.00%, 7/15/45	1,000	1,107,650
City of Houston Airport System:
RB, AMT, Series B-1, 5.00%, 7/15/35	100	104,725
Refunding RB, AMT, United Airlines, Inc. Project, 5.00%, 7/01/29	500	528,525
City of San Antonio Airport System, RB, AMT, 5.00%, 7/01/45	500	540,020
County of Hays, Special Assessment, La Cima Import District Project, 7.00%, 9/15/45	250	251,947
Mesquite Health Facility Development Corp., Refunding RB, Christian Care Centers, Inc. Project, 5.13%, 2/15/42	250	256,227
New Hope Cultural Education Facilities Corp., RB, Wesleyan Homes, Inc. Project, 5.50%, 1/01/49	250	249,313
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 1/01/40	250	272,153
Tarrant County Cultural Education Facilities Finance Corp.:
RB, Buckingham Senior Living Community Project, 5.50%, 11/15/45	350	352,408
Refunding RB, Trinity Terrace Project, 5.00%, 10/01/49	250	262,770

		5,170,589
Utah — 0.6%
Utah State Charter School Finance Authority, RB, Early Light Academy Project, 5.13%, 7/15/49 (a)	545	531,773

See Notes to Financial Statements.

34	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Series E Portfolio

Municipal Bonds	Par (000)	Value
Vermont — 0.6%
University of Vermont & State Agricultural College, Refunding RB, 5.00%, 10/01/45	$500	$558,810
Virginia — 1.2%
Cherry Hill Community Development Authority, Special Assessment Bonds, Potomac Shores Project, 5.40%, 3/01/45 (a)	250	254,550
Fairfax County EDA, RB, Vinson Hall LLC Project, Series A, 5.00%, 12/01/42	400	409,128
Lower Magnolia Green Community Development Authority, Special Assessment Bonds, 5.00%, 3/01/45 (a)	100	98,331
Virginia College Building Authority:
RB, Green Bonds, Marymount University Project, 5.00%, 7/01/45 (a)	250	252,287
Refunding RB, Marymount University Project, Series A, 5.00%, 7/01/45	100	100,915

		1,115,211
Washington — 1.3%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 9/01/42	250	261,463
King County Public Hospital District No. 4, GO, Refunding:
Improvement, Snoqualmie Valley Hospital Project, 7.00%, 12/01/40	200	218,662
Series A, 5.00%, 12/01/30	200	202,226
Port of Seattle RB, AMT, Series C, 5.00%, 4/01/40	250	272,095
Washington State Housing Finance Commission, RB, Herons’s Key Project, Series A, 7.00%, 7/01/45 (a)	250	257,435

		1,211,881

Municipal Bonds	Par (000)	Value
Wisconsin — 1.0%
Public Finance Authority:
RB, Voyager Foundation, Inc. Project, Series A, 5.13%, 10/01/45	$150	$150,788
Refunding RB, AMT, Senior Obligation Group Project, 5.00%, 7/01/42	750	776,257

		927,045
Total Municipal Bonds — 87.8%		81,753,951

Municipal Bonds Transferred to Tender Option Bond Trusts (b)
Illinois — 0.8%
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 1/01/40	660	730,255
New York — 5.2%
City of New York Housing Development Corp., RB, Series D-1-B, 4.25%, 11/01/45	1,000	1,011,511
New York State Dormitory Authority Personal Income Tax Revenue, Refunding RB, Series E, 5.00%, 3/15/36	3,330	3,819,177

		4,830,688
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.0%		5,560,943
Total Long-Term Investments (Cost — $86,380,655) — 93.8%		87,314,894

Short-Term Securities	Shares
Dreyfus Tax Exempt Cash Management, Institutional Class, 0.00% (c)	9,074,703	9,074,703
Total Short-Term Securities (Cost — $9,074,703) — 9.7%		9,074,703
Total Investments (Cost — $95,455,358) — 103.5%		96,389,597
Other Assets Less Liabilities — 0.1%		54,166
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (3.6)%		(3,326,116)

Net Assets — 100.0%		$93,117,647

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Represents bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	35

Schedule of Investments (continued)	Series E Portfolio

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(7)	U.S. Treasury Bonds (30 Year)	December 2015	$1,101,406	$ 2,442
(12)	U.S. Treasury Notes (10 Year)	December 2015	$1,544,813	(17,625)
(5)	U.S. Treasury Notes (5 Year)	December 2015	$602,578	234
(3)	U.S. Ultra Treasury Bonds	December 2015	$481,219	1,334
Total				$(13,615)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative instruments located in the Statements of Assets and Liabilities were as follows:

Assets - Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	Net unrealized appreciation[1]	—	—	—	—	$ 4,010	—	$4,010
Liabilities - Derivative Financial Instruments
Financial futures contracts	Net unrealized depreciation[1]	—	—	—	—	$17,625	—	$17,625

[1]

Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended September 30, 2015, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Loss from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	—	—	—	—	$(133,943)	—	$(133,943)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	—	—	$47,664	—	$ 47,664

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Financial futures contracts:
Average notional value of contracts — short							$2,937,469

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Financial futures contracts	$4,983	—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$4,983	—
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(4,983)	—

Total derivative assets and liabilities subject to an MNA	—	—

See Notes to Financial Statements.

36	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	Series E Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$87,314,894	—	$87,314,894
Short-Term Securities	$9,074,703	—	—	9,074,703

Total	$9,074,703	$87,314,894	—	$96,389,597

[1] See above Schedule of Investments for values in each state.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$4,010	—	—	$4,010
Liabilities:
Interest rate contracts	(17,625)	—	—	(17,625)

Total	$(13,615)	—	—	$(13,615)

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$79,650	—	—	$79,650
Liabilities:
TOB Trust Certificates	—	$(3,325,000)	—	(3,325,000)
Total	$79,650	$(3,325,000)	—	$(3,245,350)

During the six months ended September 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	37

Schedule of Investments September 30, 2015 (Unaudited)	Series M Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Progress Residential Trust, Series 2015-SFR2, Class A, 2.74%, 6/12/32 (a)	$1,400	$1,384,408
SLM Private Education Loan Trust, Series 2012-C, Class A1, 1.31%, 8/15/23 (a)(b)	395	395,158
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.46%, 5/17/32 (a)(b)	1,200	1,182,481
Total Asset-Backed Securities — 0.6%		2,962,047

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 7.2%
Bear Stearns Commercial Mortgage Securities:
Series 2005-PW10, Class A4, 5.41%, 12/11/40 (b)	297	297,096
Series 2007-PW17, Class A4, 5.69%, 6/11/50 (b)	10,255	10,829,700
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.70%, 7/05/33 (a)(b)	2,600	2,595,349
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A5, 3.86%, 5/10/47	2,800	2,981,516
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48	354	363,336
Commercial Mortgage Pass-Through Certificates:
Series 2015-CR24, Class A5, 3.70%, 8/10/55	2,500	2,574,600
Series 2015-CR25, Class A4, 3.76%, 8/10/48	2,400	2,519,040
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3, 5.47%, 9/15/39	4,590	4,688,335
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.49%, 12/15/19 (a)(b)	3,600	3,550,511
Great Wolf Trust, Series 2015-WOLF, Class A, 1.64%, 5/15/34 (a)(b)	500	496,719
GS Mortgage Securities Trust, Series 2015-GC32, Class A4, 3.76%, 7/10/48	1,700	1,787,439
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 5.91%, 4/15/45 (b)	1,495	1,517,338
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 1.90%, 7/15/36 (a)(b)	700	698,250
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4, 5.66%, 3/15/39 (b)	263	264,252
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.66%, 9/15/58	2,300	2,389,585

		37,553,066
Interest Only Commercial Mortgage-Backed Securities — 3.7%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, 0.95%, 9/15/48 (b)	1,800	118,440
Citigroup Commercial Mortgage Trust:
Series 2014-GC23, Class XA, 1.29%, 7/10/47 (b)	2,873	205,923
Series 2015-P1, Class XA, 0.96%, 9/15/48 (b)	8,395	489,094
Commercial Mortgage Trust:
Series 2013-CR7, Class XA, 1.65%, 3/10/46 (b)	3,893	283,319

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2014-CR14, Class XA, 1.02%, 2/10/47 (b)	$3,536	$152,709
Series 2014-CR15, Class XA, 1.48%, 2/10/47 (b)	24,872	1,553,143
Series 2014-CR16, Class XA, 1.42%, 4/10/47 (b)	1,372	93,397
Series 2015-CR24, Class XA, 1.04%, 8/10/55 (b)	7,294	461,084
Series 2015-CR25, Class XA, 1.13%, 8/10/48 (b)	13,892	974,827
Series 2015-DC1, Class XA, 1.33%, 2/10/48 (b)	18,524	1,394,471
Series 2015-LC19, Class XA, 1.38%, 2/10/48 (b)	8,067	680,405
Series 2015-LC21, Class XA, 1.03%, 7/10/48 (b)	9,980	544,031
Core Industrial Trust:
Series 2015-CALW, Class XA, 0.94%, 2/10/34 (a)(b)	22,150	1,016,242
Series 2015-TEXW, Class XA, 0.90%, 2/10/34 (a)(b)	18,600	815,238
Series 2015-WEST, Class XA, 1.08%, 2/10/37 (a)(b)	9,300	697,407
Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class X1, 0.70%, 9/15/37 (a)(b)	26,000	1,187,940
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class XA, 1.12%, 4/15/50 (b)	14,561	941,018
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (a)(b)	138,336	722,943
JPMBB Commercial Mortgage Securities Trust:
Series 2015-C27, Class XA, 1.53%, 2/15/48 (b)	24,170	2,012,487
Series 2015-C28, Class XA, 1.35%, 10/15/48 (b)	17,263	1,253,308
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class XA, 1.37%, 11/15/46 (b)	4,592	304,811
Series 2014-C18, Class XA, 1.14%, 10/29/47 (b)	1,393	69,256
Series 2014-C19, Class XA, 1.31%, 12/15/47 (b)	16,824	1,151,195
Wells Fargo Commercial Mortgage Trust:
Series 2015-C30, Class XA, 3.66%, 9/15/58	6,096	445,229
Series 2015-NXS1, Class XA, 1.35%, 5/15/48 (b)	8,773	675,639
WF-RBS Commercial Mortgage Trust:
Series 2014-C22, Class XA, 1.11%, 9/15/57 (b)	10,026	606,788
Series 2014-C24, Class XA, 1.13%, 11/15/47 (b)	6,074	391,228
Series 2014-LC14, Class XA, 1.61%, 3/15/47 (b)	4,197	316,942

		19,558,514
Total Non-Agency Mortgage-Backed Securities — 10.9%		57,111,580

See Notes to Financial Statements.

38	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Series M Portfolio

U.S. Government Sponsored Agency Securities	Par (000)	Value
Collateralized Mortgage Obligations — 0.8%
Ginnie Mae:
Series 2014-12, Class ZA, 3.00%, 1/20/44	$1,261	$1,195,144
Series 2014-62, Class Z, 3.00%, 4/20/44	1,043	999,909
Series 2014-107, Class WX, 6.84%, 7/20/39	1,888	2,235,207

		4,430,260
Commercial Mortgage-Backed Securities — 1.5%
Freddie Mac:
Series K035, Class A2, 3.46%, 8/25/23 (b)	5,600	5,987,632
Series K047, Class A2, 3.33%, 5/25/25	1,700	1,786,326

		7,773,958
Interest Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 413, Class C31, 4.00%, 5/25/40	639	114,789
Interest Only Commercial Mortgage-Backed Securities — 3.3%
Fannie Mae:
Series 2012-M9, Class X1, 4.20%, 12/25/17 (b)	15,238	995,110
Series, 2015-M1, Class A2, 2.53%, 9/25/24	12,000	11,963,700
Freddie Mac:
Series K040, Class X1, 0.88%, 9/25/24 (b)	9,455	520,734
Series K041, Class X1, 0.69%, 10/25/24 (b)	13,753	584,986
Series K042, Class X1, 1.19%, 12/25/24 (b)	4,089	324,659
Series K043, Class X1, 0.55%, 12/25/24 (b)	16,378	704,456
Series K045, Class X1, 0.58%, 1/25/25 (b)	40,853	1,485,979
Series K718, Class X1, 0.65%, 1/25/22 (b)	13,574	485,898

		17,065,522
Mortgage-Backed Securities — 162.1%
Fannie Mae Mortgage-Backed Securities:
2.00%, 10/01/30 (c)	1,500	1,490,567
2.50%, 4/01/30-10/01/30 (c)	17,721	18,074,064
3.00%, 5/01/29-10/01/45 (c)	118,124	120,829,088
3.50%, 9/01/28-10/01/45 (c)	83,434	87,760,204
4.00%, 2/01/29-10/01/45 (c)	48,549	52,095,454
4.50%, 5/01/24-10/01/45 (c)	28,215	30,620,577
5.00%, 5/01/33-10/01/45 (c)	31,489	34,767,359
5.50%, 5/01/34	8,565	9,644,403
6.00%, 2/01/38-10/01/45 (c)	5,386	6,077,974
6.50%, 5/01/36-10/01/45 (c)	1,783	2,042,756
Freddie Mac Mortgage-Backed Securities:
2.50%, 2/01/30-9/01/30	4,607	4,703,220
2.61%, 5/01/36 (b)	702	750,982
3.00%, 1/01/30-10/01/45 (c)	28,191	28,771,253
3.50%, 7/01/18-10/01/45 (c)	123,721	128,706,772
4.00%, 10/01/30-10/01/45 (c)	73,709	78,376,088
4.50%, 4/01/18-10/01/45 (c)	11,169	12,123,167
5.00%, 5/01/28-11/01/41	4,245	4,678,496
5.50%, 1/01/28-10/01/45 (c)	2,061	2,282,899

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 8/01/28-11/01/39	$1,108	$1,250,552
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/15/45 (c)	31,426	32,068,892
3.50%, 9/15/42-10/15/45 (c)	84,202	88,312,226
4.00%, 9/20/40-10/15/45 (c)	65,265	69,577,989
4.50%, 9/20/39-10/15/45 (c)	21,823	23,681,327
5.00%, 7/15/33-10/15/45 (c)	7,331	8,057,249
5.50%, 7/15/38-12/20/41	2,244	2,523,003
6.00%, 10/15/45 (c)	1,040	1,166,044

		850,432,605
Total U.S. Government Sponsored Agency Securities — 167.7%		879,817,134

Total Long-Term Investments (Cost — $934,178,308) — 179.2%		939,890,761
Short-Term Securities	Shares
Dreyfus Treasury Prime, Institutional Class, 0.00% (d)	20,759,483	20,759,483
Total Short-Term Securities (Cost — $20,759,483) — 4.0%		20,759,483
Total Investments Before TBA Sale Commitments (Cost — $954,937,791) — 183.2%		960,650,244

TBA Sale Commitments (c)	Par (000)
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/30	$2,965	(3,022,725)
3.00%, 10/01/30-10/01/45	85,637	(86,898,664)
3.50%, 10/01/30-10/01/45	61,758	(64,566,212)
4.00%, 10/01/30-10/01/45	37,361	(39,811,996)
4.50%, 10/01/45	4,075	(4,416,988)
6.00%, 10/01/45	600	(676,819)
6.50%, 10/01/45	800	(915,766)
Freddie Mac Mortgage-Backed Securities:
2.50%, 10/01/30	4,537	(4,625,085)
3.00%, 10/01/30-10/01/45	5,647	(5,802,513)
3.50%, 10/01/45	77,500	(80,636,332)
4.00%, 10/01/45	35,566	(37,860,139)
4.50%, 10/01/30-10/01/45	11,009	(11,904,467)
5.00%, 10/01/45	1,900	(2,081,391)
5.50%, 10/01/45	400	(443,469)
6.00%, 10/01/45	1,000	(1,125,234)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/15/45	7,650	(7,806,437)
3.50%, 10/15/45	10,100	(10,582,509)
4.00%, 10/15/45	21,853	(23,282,413)
4.50%, 10/15/45	300	(322,266)
5.50%, 10/15/45	1,100	(1,224,983)
Total TBA Sale Commitments (Proceeds — $386,075,707) — (74.0)%		(388,006,408)
Total Investments Net of TBA Sale Commitments — 109.2%		572,643,836
Liabilities in Excess of Other Assets — (9.2)%		(48,137,459)

Net Assets — 100.0%		$524,506,377

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	39

Schedule of Investments (continued)	Series M Portfolio

(c)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$ (6,815,472)	$ (8,716)
BNP Paribas Securities Corp.	$ 46,507,915	$ 293,746
Citigroup Global Markets, Inc.	$ 13,163,090	$ 124,985
Credit Suisse Securities (USA) LLC	$(56,342,127)	$(408,200)
Deutsche Bank Securities, Inc.	$ (3,066,879)	$ (21,223)
Goldman Sachs & Co.	$ 77,719,600	$ 795,860
J.P. Morgan Securities LLC	$ 9,400,359	$ 112,448
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$ 18,845,059	$ 155,911
Morgan Stanley & Co. LLC	$(13,836,959)	$ (85,311)
Nomura Securities International, Inc.	$(33,826,724)	$(228,685)
RBC Capital Markets, LLC	$ (8,884,763)	$ (54,172)
SG Americas Securities LLC	$ (1,992)	$ 59
Wells Fargo Securities, LLC	$ (1,724,164)	$ (5,426)

(d) Represents the current yield as of report date.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
64	U.S. Treasury Notes (10 Year)	December 2015	$8,239,000	$654
(85)	U.S. Treasury Notes (5 Year)	December 2015	$10,243,828	(62,187)
(2)	Euro Dollar Futures	March 2016	$497,400	(2,675)
1	Euro Dollar Futures	June 2016	$248,388	938
(219)	Euro Dollar Futures	December 2016	$54,232,613	(196,762)
(2)	Euro Dollar Futures	March 2017	$494,650	(4,025)
(3)	Euro Dollar Futures	June 2017	$741,000	(6,413)
(1)	Euro Dollar Futures	September 2017	$246,700	(1,100)
4	Euro Dollar Futures	March 2018	$984,500	6,532

Total				$(265,038)

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)	Unrealized Appreciation
2.42%[1]	3-month LIBOR	4/24/45	$ 820	$ 10,705
2.38%[1]	3-month LIBOR	4/24/45	$ 800	17,703
2.39%[1]	3-month LIBOR	4/24/45	$ 800	15,809
2.42%[1]	3-month LIBOR	4/24/45	$ 760	9,483
2.83%[2]	3-month LIBOR	7/10/45	$ 3,030	219,892

Total				$273,592

[1] Fund pays the fixed rate and receives the floating rate.
[2] Fund pays the floating rate and receives the fixed rate.

OTC Total Return Swaps
Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Bank of America N.A.	1/12/41	$143	$(1,322)	$(670)	$(652)

See Notes to Financial Statements.

40	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Series M Portfolio

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs International	1/12/41	$143	$1,322	$ 1,890	$ (568)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Citigroup Global Markets, Inc.	1/12/41	$ 95	(1,060)	(162)	(898)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	$281	3,155	(125)	3,280
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	$281	3,155	265	2,890
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	$281	3,152	18	3,134
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	$277	(3,107)	(389)	(2,718)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	$246	(2,762)	571	(3,333)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	$147	(1,646)	(14)	(1,632)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	$142	1,587	229	1,358
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/41	$147	(1,650)	(148)	(1,502)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/41	$123	(1,381)	(870)	(511)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/41	$123	(1,381)	(38)	(1,343)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs International	1/12/41	$143	1,605	(31)	1,636
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs International	1/12/41	$143	1,605	508	1,097
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	J.P. Morgan Securities LLC	1/12/41	$173	1,937	559	1,378
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	JPMorgan Chase Bank N.A.	1/12/41	$554	(6,213)	1,199	(7,412)
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/45	$585	5,295	(1,265)	6,560

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	41

Schedule of Investments (continued)	Series M Portfolio

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/45	$295	$ 2,670	$1,007	$1,663
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/45	$295	2,671	1,873	798
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/45	$290	2,624	(557)	3,181
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/45	$290	2,624	(222)	2,846
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs International	1/12/45	$294	2,663	1,497	1,166

Total					$15,543	$5,125	$10,418

[1] Fund pays the floating rate and receives the total return of the reference entity. [2] Fund pays the total return of the reference entity and receives the floating rate.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	Net unrealized appreciation[1]	—	—	—	—	$ 8,124	—	$8,124
Swaps — centrally cleared	Net unrealized appreciation[1]	—	—	—	—	273,592	—	273,592
Swaps — OTC	Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	—	—	30,987	—	30,987
Total		—	—	—	—	$312,703	—	$312,703

Liabilities — Derivative Financial Instruments
Financial futures contracts	Net unrealized depreciation[1]	—	—	—	—	$273,162	—	$273,162
Swaps — OTC	Unrealized depreciation on OTC swaps; Swap premiums received	—	—	—	—	20,569	—	20,569
Total		—	—	—	—	$293,731	—	$293,731

[1]

Includes cumulative appreciation (depreciation) on financial futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to Financial Statements.

42	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Series M Portfolio

For the six months ended September 30, 2015, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	—	—	—	—	$78,547	—	$ 78,547
Swaps	—	—	—	—	(218,363)	—	(218,363)
Total	—	—	—	—	$(139,816)	—	$(139,816)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	—	—	$(187,027)	—	$(187,027)
Swaps	—	—	—	—	298,727	—	298,727
Total	—	—	—	—	$111,700	—	$ 111,700

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Financial futures contracts:
Average notional value of contracts — long							$7,101,370
Average notional value of contracts — short							$65,371,141
Interest rate swaps:
Average notional value — pays fixed rate							$9,780,000
Average notional value — receives fixed rate							$1,515,000
Total return swaps:
Average notional value							$5,249,000

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Financial futures contracts	$ 13,048	$ 424
Swaps — centrally cleared	—	172
Swaps — OTC[1]	40,603	25,060

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$ 53,651	$25,656
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(13,048)	(596)

Total derivative assets and liabilities subject to an MNA	$ 40,603	$25,060

[1]	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Credit Suisse International	$29,673	$(10,255)	—	—	$19,418
Goldman Sachs International	7,794	(599)	—	—	7,195
J.P. Morgan Securities LLC	1,937	—	—	—	1,937
JPMorgan Chase Bank N.A.	1,199	(1,199)	—	—	—

Total	$40,603	$(12,053)	—	—	$28,550

[1]	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to an MNA.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	43

Schedule of Investments (concluded)	Series M Portfolio

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]
Bank of America N.A.	$ 1,322	—	—	—	$1,322
Citigroup Global Markets, Inc.	1,060	—	—	—	1,060
Credit Suisse International	10,255	$(10,255)	—	—	—
Goldman Sachs Bank USA	4,412	—	—	—	4,412
Goldman Sachs International	599	(599)	—	—	—
JPMorgan Chase Bank N.A.	7,412	(1,199)	—	—	6,213

Total	$25,060	$(12,053)	—	—	$13,007

[1]	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to an MNA.

[2]	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$2,962,047	—	$2,962,047
Non-Agency Mortgage-Backed Securities	—	56,086,827	$1,024,753	57,111,580
U.S. Government Sponsored Agency Securities	—	879,817,134	—	879,817,134
Short-Term Securities	$20,759,483	—	—	20,759,483
Liabilities:
Investments:
TBA Sale Commitments	—	(388,006,408)	—	(388,006,408)

Total	$20,759,483	$550,859,600	$1,024,753	$572,643,836

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$8,124	$304,579	—	$312,703
Liabilities:
Interest rate contracts	(273,162)	(20,569)	—	(293,731)

Total	$(265,038)	$284,010	—	$18,972

[1] Derivative financial instruments are swaps and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$276,506	—	—	$276,506
Cash pledged for financial futures contracts	181,810	—	—	181,810
Cash pledged for centrally cleared swaps	4,130	—	—	4,130
Liabilities:
Cash received as collateral for TBA commitments	—	$(802,000)	—	(802,000)

Total	$462,446	$(802,000)	—	$(339,554)

During the six months ended September 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

44	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	Series P Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 29.5%
BlackRock Allocation Target Shares: Series S Portfolio	8,790,686	$ 84,830,119

Value
Total Affiliated Investment Companies (Cost — $86,291,691) — 29.5%	$ 84,830,119
Other Assets Less Liabilities — 70.5%	203,200,546

Net Assets — 100.0%	$288,030,665

Notes to Schedule of Investments
(a)	During the six months ended September 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at March 31, 2015	Shares Sold	Shares Held at September 30, 2015	Value at September 30, 2015	Income	Realized Loss
BlackRock Allocation
Target Shares: Series
S Portfolio	9,740,810	950,124	8,790,686	$84,830,119	$1,516,022	$(214,712)

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(980)	U.S. Treasury Notes (10 Year)	December 2015	$126,159,688	$(1,167,443)
(180)	U.S. Treasury Notes (2 Year)	December 2015	$ 39,425,625	(28,980)
387	U.S. Treasury Notes (5 Year)	December 2015	$ 46,639,547	280,061
Total				$ (916,362)

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)	Unrealized Depreciation
0.81%[1]	3-month LIBOR	4/14/17	$ 20,000	$ (116,805)
0.99%[1]	3-month LIBOR	8/12/17	$ 33,000	(190,386)
1.30%[1]	3-month LIBOR	8/12/18	$ 36,000	(389,776)
1.86%[1]	3-month LIBOR	5/01/22	$ 20,000	(413,243)
2.28%[1]	3-month LIBOR	8/12/25	$ 148,000	(4,242,800)
Total				$(5,353,010)

[1]	Fund pays the fixed rate and receives the floating rate.

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	45

Schedule of Investments (continued)	Series P Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Contracts Rate	Other Contracts	Total
Financial futures contracts	Net unrealized appreciation[1]	—	—	—	—	$280,061	—	$ 280,061
Liabilities — Derivative Financial Instruments
Financial futures contracts	Net unrealized depreciation[1]	—	—	—	—	$1,196,423	—	$1,196,423
Swaps — centrally cleared	Net unrealized depreciation[1]	—	—	—	—	5,353,010	—	5,353,010
Total		—	—	—	—	$6,549,433	—	$6,549,433

[1]

Includes cumulative appreciation (depreciation) on financial futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended September 30, 2015 , the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	—	—	—	—	$(2,503,465)	—	$(2,503,465)
Swaps	—	—	—	—	610,672	—	610,672

Total	—	—	—	—	$(1,892,793)	—	$(1,892,793)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	—	—	$1,108,582	—	$ 1,108,582
Swaps	—	—	—	—	(3,915,779)	—	(3,915,779)

Total	—	—	—	—	$(2,807,197)	—	$(2,807,197)

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Financial futures contracts:
Average notional value of contracts — long							$ 30,177,098
Average notional value of contracts — short							$162,492,157
Interest rate swaps:
Average notional value — pays fixed rate							$266,000,000

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Financial futures contracts	$ 93,659	$11,750
Swaps — centrally cleared	—	29,356

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$ 93,659	$41,106
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(93,659)	(41,106)

Total derivative assets and liabilities subject to an MNA	—	—

See Notes to Financial Statements.

46	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	Series P Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Affiliated Investment Companies	$84,830,119	—	—	$84,830,119

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$280,061	—	—	$280,061
Liabilities:
Interest rate contracts	(1,196,423)	$(5,353,010)	—	(6,549,433)

Total	$(916,362)	$(5,353,010)	—	$(6,269,372)

[1] Derivative financial instruments are swaps and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$196,184,052	—	—	$196,184,052
Cash pledged for financial futures contracts	1,265,190	—	—	1,265,190
Cash pledged for centrally cleared swaps	5,429,090	—	—	5,429,090

Total	$202,878,332	—	—	$202,878,332

During the six months ended September 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	47

Schedule of Investments September 30, 2015 (Unaudited)	Series S Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
AmeriCredit Automobile Receivables Trust:
Series 2011-3, Class D, 4.04%, 7/10/17	$630	$631,772
Series 2013-2, Class B, 1.19%, 5/08/18	480	480,345
Series 2013-2, Class C, 1.79%, 3/08/19	575	577,577
Series 2013-4, Class B, 1.66%, 9/10/18	300	300,393
Series 2013-4, Class C, 2.72%, 9/09/19	300	304,210
Series 2013-5, Class C, 2.29%, 11/08/19	545	550,545
Series 2015-1, Class A3, 1.26%, 11/08/19	1,200	1,198,757
B2R Mortgage Trust, Series 2015-1, Class A1, 2.52%, 5/15/48 (a)	817	813,920
BA Credit Card Trust, Series 2014-A1, Class A, 0.59%, 6/15/21 (b)	990	990,386
Cabela’s Credit Card Master Note Trust:
Series 2012-2A, Class A1, 1.45%, 6/15/20 (a)	2,920	2,932,536
Series 2013-2A, Class A2, 0.86%, 8/16/21 (a)(b)	5,070	5,077,306
Series 2015-1A, Class A1, 2.26%, 3/15/23	880	891,056
Capital One Multi-Asset Execution Trust:
Series 2014-A5, Class A5, 1.48%, 7/15/20	2,465	2,481,663
Series 2015-A1, Class A1 1.39%, 1/15/21	2,490	2,498,536
CarMax Auto Owner Trust, Series 2015-3, Class A4, 1.98%, 2/16/21	2,550	2,580,939
Chase Issuance Trust:
Series 2012-A4, Class A4, 1.58%, 8/16/21	1,340	1,338,365
Series 2015-A2, Class A2, 1.59%, 2/18/20	3,000	3,026,721
Chesapeake Funding LLC, Series 2012-1A, Class A, 0.94%, 11/07/23 (a)(b)	25	24,907
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8, 5.65%, 9/20/19	3,715	4,038,038
CNH Equipment Trust:
Series 2014-A, Class A4, 1.50%, 5/15/20	1,850	1,856,098
Series 2015-A, Class A3, 1.30%, 4/15/20	1,785	1,783,843
Colony American Homes, Series 2015-1A, Class A, 1.41%, 7/17/32 (a)(b)	3,998	3,948,619
Credit Acceptance Auto Loan Trust, Series 2013-1A, Class A, 1.21%, 10/15/20 (a)	340	339,775
Ford Credit Auto Owner Trust, Series 2015-A, Class A3, 1.28%, 9/15/19	1,115	1,118,208
Ford Credit Floorplan Master Owner Trust:
Series 2012-2, Class D, 3.50%, 1/15/19	965	987,806
Series 2014-1, Class A1, 1.20%, 2/15/19	1,715	1,716,221
Series 2015-1, Class A2, 0.60%, 1/15/20 (b)	2,480	2,465,182
Invitation Homes Trust:
Series 2014-SFR1, Class A, 1.21%, 6/17/31 (a)(b)	2,135	2,096,508
Series 2015-SFR1, Class A, 1.66%, 3/17/32 (a)(b)	633	628,686
Series 2015-SFR3, Class A, 1.51%, 8/17/32 (a)(b)	3,187	3,140,711
MOTOR PLC, Series 2015-1A, Class A1, 0.79%, 6/25/22 (a)(b)	725	725,282
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)	3,730	3,729,985

Asset-Backed Securities	Par (000)	Value
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)	$3,765	$3,764,706
Series 2015-1A, Class A, 3.19%, 3/18/26 (a)	3,895	3,934,254
Series 2015-1A, Class B, 3.85%, 3/18/26 (a)	555	566,490
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)	820	818,142
PFS Financing Corp.:
Series 2013-AA, Class A, 0.76%, 2/15/18 (a)(b)	2,000	1,998,798
Series 2014-AA, Class A, 0.81%, 2/15/19 (a)(b)	1,050	1,047,023
Series 2015-AA, Class A, 0.83%, 4/15/20 (a)(b)	1,600	1,590,987
Prestige Auto Receivables Trust, Series 2013-1A, Class B, 1.74%, 5/15/19 (a)	1,300	1,306,581
Progress Residential Trust, Series 2015-SFR1, Class A, 1.61%, 2/17/32 (a)(b)	1,185	1,173,549
Santander Drive Auto Receivables Trust:
Series 2012-1, Class C, 3.78%, 11/15/17	77	77,669
Series 2012-3, Class C, 3.01%, 4/16/18	610	613,154
Series 2012-5, Class C, 2.70%, 8/15/18	160	161,150
Series 2012-6, Class C, 1.94%, 3/15/18	111	110,987
Series 2012-6, Class D, 2.52%, 9/17/18	3,500	3,537,646
Series 2012-AA, Class B, 1.21%, 10/16/17 (a)	135	135,206
Series 2012-AA, Class C, 1.78%, 11/15/18 (a)	1,330	1,335,759
Series 2013-1, Class C, 1.76%, 1/15/19	1,315	1,318,031
Series 2013-3, Class C, 1.81%, 4/15/19	450	451,229
Series 2013-A, Class C, 3.12%, 10/15/19 (a)	720	731,920
Series 2014-S1, Class R, 1.42%, 8/16/18 (a)	132	132,167
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, 0.74%, 3/15/22 (b)	195	192,489
Series 2004-B, Class A2, 0.54%, 6/15/21 (b)	231	229,941
SLM Private Education Loan Trust:
Series 2011-A, Class A3, 2.71%, 1/15/43 (a)(b)	2,000	2,114,184
Series 2011-C, Class A1, 1.61%, 12/15/23 (a)(b)	223	222,787
Series 2012-B, Class A1, 1.31%, 12/15/21 (a)(b)	11	10,804
Series 2012-C, Class A1, 1.31%, 8/15/23 (a)(b)	186	185,724
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)	955	981,448
Series 2012-E, Class A2B, 1.96%, 6/15/45 (a)(b)	3,500	3,571,400
Series 2013-A, Class A1, 0.81%, 8/15/22 (a)(b)	2,059	2,055,619
Series 2013-A, Class A2B, 1.26%, 5/17/27 (a)(b)	2,000	1,993,200
Series 2013-C, Class A1, 1.06%, 2/15/22 (a)(b)	452	451,851
Series 2013-C, Class A2B, 1.60%, 10/15/31 (a)(b)	2,000	2,012,514
SLM Student Loan Trust:
Series 2008-5, Class A4, 2.00%, 7/25/23 (b)	1,125	1,129,950
Series 2013-4, Class A, 0.74%, 6/25/27 (b)	559	549,625

See Notes to Financial Statements.

48	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Series S Portfolio

Asset-Backed Securities	Par (000)	Value
SMB Private Education Loan Trust, Series 2015-A, Class A1, 0.81%, 7/17/23 (a)(b)	$3,191	$3,180,871
SoFi Professional Loan Program LLC:
Series 2015-A, Class A1, 1.39%, 3/25/33 (a)(b)	3,339	3,309,250
Series 2015-B, Class A2, 2.51%, 9/27/32 (a)	2,841	2,842,042
SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.70%, 5/25/23 (a)	572	572,764
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24 (a)	1,955	1,975,623
Synchrony Credit Card Master Note Trust:
Series 2014-1, Class A, 1.61%, 11/16/20	2,040	2,047,250
Series 2015-1, Class A, 2.37%, 3/15/23	1,185	1,199,078
Series 2015-2, Class A, 1.60%, 4/15/21	5,000	5,017,910
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.46%, 5/17/32 (a)(b)	2,650	2,611,313
World Financial Network Credit Card Master Trust:
Series 2012-A, Class A, 3.14%, 1/17/23	2,065	2,161,380
Series 2012-C, Class A, 2.23%, 8/15/22	930	948,619
Series 2012-D, Class B, 3.34%, 4/17/23	330	343,508
Series 2015-A, Class A, 0.69%, 2/15/22 (b)	1,805	1,801,132
Total Asset-Backed Securities — 49.1%		123,792,620

Capital Trusts
Aerospace & Defense — 0.5%
United Technologies Corp., 1.78%, 5/04/18 (c)	1,325	1,322,445
Oil, Gas & Consumable Fuels — 0.3%
Enterprise Products Operating LLC, 8.38%, 8/01/66 (b)	660	649,275
Total Capital Trusts — 0.8%		1,971,720

Corporate Bonds
Air Freight & Logistics — 0.1%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (a)	146	147,399
Airlines — 0.8%
Continental Airlines Pass-Through Trust:
9.00%, 7/08/16	478	502,251
9.25%, 5/10/17	433	469,928
UAL Pass-Through Trust:
10.40%, 5/01/18	162	174,097
9.75%, 7/15/18	241	261,637
Virgin Australia Trust, Series 2013-1A, 5.00%, 10/23/25 (a)	471	490,238

		1,898,151
Auto Components — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17	350	351,092

Corporate Bonds	Par (000)	Value
Automobiles — 1.1%
Daimler Finance North America LLC:
1.45%, 8/01/16 (a)(d)	$300	$300,126
1.65%, 3/02/18 (a)(d)	755	744,709
General Motors Co., 3.50%, 10/02/18 (d)	600	604,842
Volkswagen Group of America Finance LLC, 1.65%, 5/22/18 (a)	1,115	1,057,619

		2,707,296
Banks — 9.9%
Abbey National Treasury Services PLC, 2.00%, 8/24/18 (d)	1,150	1,154,609
Bank of America Corp.:
1.70%, 8/25/17 (d)	1,500	1,503,942
2.60%, 1/15/19 (d)	1,000	1,010,160
2.65%, 4/01/19 (d)	6,173	6,242,693
Citigroup, Inc.:
1.80%, 2/05/18 (d)	1,000	999,030
2.55%, 4/08/19 (d)	1,000	1,009,123
HSBC USA, Inc.:
1.63%, 1/16/18 (d)	1,500	1,495,740
2.00%, 8/07/18 (d)	1,085	1,086,733
JPMorgan Chase & Co.:
5.15%, 10/01/15 (d)	680	680,000
2.60%, 1/15/16 (d)	940	945,037
3.45%, 3/01/16 (d)	573	579,301
1.63%, 5/15/18 (d)	3,000	2,981,430
2.35%, 1/28/19 (d)	2,250	2,267,761
2.25%, 1/23/20 (d)	1,250	1,239,601
Regions Financial Corp., 2.00%, 5/15/18	1,000	999,208
Santander Bank N.A., 8.75%, 5/30/18 (d)	650	742,217

		24,936,585
Beverages — 0.4%
SABMiller Holdings, Inc., 2.45%, 1/15/17 (a)(d)	1,000	1,013,436
Capital Markets — 8.5%
Bank of New York Mellon Corp., 2.15%, 2/24/20 (d)	300	300,277
Credit Suisse AG:
1.38%, 5/26/17 (d)	2,090	2,088,096
1.70%, 4/27/18 (d)	790	786,891
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20 (a)(d)	315	314,120
Deutsche Bank AG, 1.88%, 2/13/18 (d)	1,250	1,246,550
Goldman Sachs Group, Inc.:
5.35%, 1/15/16 (d)	489	495,247
3.63%, 2/07/16 (d)	1,761	1,777,863
5.95%, 1/18/18 (d)	1,800	1,966,514
2.63%, 1/31/19 (d)	750	759,286
2.60%, 4/23/20 (d)	4,799	4,812,058
Morgan Stanley:
5.75%, 10/18/16 (d)	250	261,633
1.88%, 1/05/18 (d)	1,000	1,002,581
6.63%, 4/01/18 (d)	750	835,151
2.38%, 7/23/19 (d)	2,500	2,500,263
Murray Street Investment Trust I, 4.65%, 3/09/17 (c)	140	146,006
UBS AG, 1.38%, 6/01/17 (d)	2,060	2,056,049

		21,348,585

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	49

Schedule of Investments (continued)	Series S Portfolio

Corporate Bonds	Par (000)	Value
Chemicals — 0.2%
Lubrizol Corp., 8.88%, 2/01/19 (d)	$423	$517,329
Commercial Services & Supplies — 0.8%
Aviation Capital Group Corp.:
3.88%, 9/27/16 (a)(d)	900	909,000
4.63%, 1/31/18 (a)(d)	950	973,750

		1,882,750
Consumer Finance — 4.5%
American Express Credit Corp., 2.80%, 9/19/16 (d)	500	508,689
Capital One Financial Corp.:
3.15%, 7/15/16 (d)	800	813,018
5.25%, 2/21/17 (d)	1,000	1,054,061
2.45%, 4/24/19 (d)	1,464	1,459,353
Capital One N.A.:
1.65%, 2/05/18 (d)	1,750	1,732,663
2.35%, 8/17/18	565	566,573
Ford Motor Credit Co. LLC:
4.21%, 4/15/16	100	101,575
3.98%, 6/15/16	120	122,132
8.00%, 12/15/16	500	537,437
1.72%, 12/06/17 (d)	2,000	1,986,606
2.88%, 10/01/18 (d)	1,250	1,265,631
Synchrony Financial:
1.88%, 8/15/17 (d)	405	405,125
3.00%, 8/15/19 (d)	900	907,132

		11,459,995
Diversified Financial Services — 1.1%
Moody’s Corp., 2.75%, 7/15/19 (d)	690	701,842
Voya Financial, Inc., 2.90%, 2/15/18 (d)	2,000	2,042,156

		2,743,998
Diversified Telecommunication Services — 1.1%
AT&T Inc., 2.45%, 6/30/20	265	260,916
Verizon Communications, Inc.:
2.50%, 9/15/16 (d)	1,300	1,317,862
6.35%, 4/01/19 (d)	1,150	1,310,297

		2,889,075
Electric Utilities — 0.7%
Exelon Corp., 1.55%, 6/09/17	270	269,523
Ohio Power Co., 6.05%, 5/01/18 (d)	1,275	1,409,111

		1,678,634
Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	354	366,390
Health Care Equipment & Supplies — 0.2%
St. Jude Medical, Inc., 2.00%, 9/15/18	615	616,439
Health Care Providers & Services — 0.2%
Anthem, Inc., 2.38%, 2/15/17 (d)	500	505,654
Insurance — 1.2%
AIA Group Ltd., 2.25%, 3/11/19 (a)(d)	500	500,344
AXIS Specialty Finance PLC, 2.65%, 4/01/19 (d)	736	739,283
Marsh & McLennan Cos., Inc., 2.30%, 4/01/17 (d)	1,000	1,015,468
New York Life Global Funding, 1.95%, 2/11/20 (a)(d)	705	701,622

		2,956,717
IT Services — 1.2%
Hewlett Packard Enterprise Co., 2.85%, 10/05/18 (a)	2,555	2,551,730

Corporate Bonds	Par (000)	Value
IT Services (continued)
Western Union Co., 2.38%, 12/10/15 (d)	$500	$501,125

		3,052,855
Life Sciences Tools & Services — 1.0%
Life Technologies Corp., 3.50%, 1/15/16 (d)	1,225	1,232,982
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16 (d)	1,250	1,260,829

		2,493,811
Machinery — 0.2%
Pentair Finance SA, 1.35%, 12/01/15 (d)	400	400,236
Media — 2.2%
CCO Safari II LLC, 3.58%, 7/23/20 (a)(d)	1,500	1,488,951
COX Communications, Inc., 6.25%, 6/01/18 (a)(d)	1,000	1,095,248
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 2.40%, 3/15/17	295	298,900
Interpublic Group of Cos., Inc., 2.25%, 11/15/17 (d)	942	944,312
Omnicom Group, Inc., 5.90%, 4/15/16	254	260,211
Sky PLC:
6.10%, 2/15/18 (a)	278	303,705
2.63%, 9/16/19 (a)(d)	1,255	1,262,875

		5,654,202
Metals & Mining — 0.2%
Rio Tinto Finance USA Ltd., 1.88%, 11/02/15 (d)	510	510,354
Oil, Gas & Consumable Fuels — 0.4%
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	311	332,966
Kinder Morgan, Inc.:
7.00%, 6/15/17	281	299,556
2.00%, 12/01/17	185	183,660
3.05%, 12/01/19	300	294,548

		1,110,730
Pharmaceuticals — 2.9%
AbbVie, Inc.:
1.80%, 5/14/18 (d)	665	663,154
2.00%, 11/06/18 (d)	1,500	1,505,721
Actavis Funding SCS, 2.35%, 3/12/18 (d)	3,295	3,308,111
Actavis, Inc., 1.88%, 10/01/17 (d)	1,684	1,679,852
Zoetis, Inc., 1.15%, 2/01/16	250	250,169

		7,407,007
Professional Services — 0.1%
Experian Finance PLC, 2.38%, 6/15/17 (a)(d)	290	291,590
Real Estate Investment Trusts (REITs) — 3.3%
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	100	100,700
ERP Operating LP, 5.13%, 3/15/16 (d)	432	440,012
HCP, Inc.:
3.75%, 2/01/16	130	131,106
6.00%, 1/30/17 (d)	750	790,391
3.75%, 2/01/19 (d)	800	835,305
Health Care REIT, Inc.:
6.20%, 6/01/16 (d)	600	618,574
4.70%, 9/15/17 (d)	1,450	1,527,872
Prologis LP:
4.50%, 8/15/17 (d)	300	314,776
4.00%, 1/15/18 (d)	1,400	1,462,577
Ventas Realty LP, 1.55%, 9/26/16 (d)	1,343	1,346,551

See Notes to Financial Statements.

50	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Series S Portfolio

Corporate Bonds	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Ventas Realty LP/Ventas Capital Corp., 2.00%, 2/15/18 (d)	$657	$659,340

		8,227,204
Road & Rail — 1.5%
Kansas City Southern de Mexico SA de CV, 0.99%, 10/28/16 (b)	850	845,384
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.75%, 5/11/17 (a)	90	92,692
3.38%, 3/15/18 (a)(d)	2,006	2,062,449
2.88%, 7/17/18 (a)	363	367,961
Ryder System, Inc., 2.50%, 5/11/20 (d)	485	481,581

		3,850,067
Specialty Retail — 0.7%
QVC, Inc., 3.13%, 4/01/19 (d)	1,668	1,664,254
Technology Hardware, Storage & Peripherals — 0.1%
Seagate HDD Cayman, 3.75%, 11/15/18	250	255,759
Tobacco — 0.6%
Reynolds American, Inc.:
2.30%, 8/21/17 (d)	1,037	1,046,585
2.30%, 6/12/18 (d)	530	535,701

		1,582,286
Trading Companies & Distributors — 1.7%
Air Lease Corp.:
2.13%, 1/15/18 (d)	1,385	1,371,150
2.63%, 9/04/18	160	159,789
3.38%, 1/15/19	500	506,250
GATX Corp.:
6.00%, 2/15/18 (d)	500	543,211
2.50%, 3/15/19 (d)	1,000	998,935
International Lease Finance Corp.:
6.75%, 9/01/16 (a)(d)	527	545,445
7.13%, 9/01/18 (a)	210	230,979

		4,355,759
Total Corporate Bonds — 47.1%		118,875,639

Foreign Government Obligations
Iceland — 0.2%
Republic of Iceland:
4.88%, 6/16/16	488	498,623
4.88%, 6/16/16	102	104,220
Total Foreign Government Obligations — 0.2%		602,843

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.2%
Arran Residential Mortgages Funding PLC, Series 2011-1A, Class A2C, 1.78%, 11/19/47 (a)(b)	182	182,074
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A, 2.82%, 10/25/34 (b)	24	23,989
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 0.93%, 11/25/34 (b)	5	5,004
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A, 2.52%, 5/20/34 (b)	145	137,948

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Granite Master Issuer PLC:
Series 2006-1A, Class A5, 0.36%, 12/20/54 (a)(b)	$299	$298,494
Series 2006-3, Class A3, 0.30%, 12/20/54 (b)	976	974,096
Series 2006-3, Class A4, 0.30%, 12/20/54 (b)	313	312,274
Series 2007-1, Class 2A1, 0.36%, 12/20/54 (b)	2,198	2,189,625
Series 2007-1, Class 3A1 0.42%, 12/20/54 (b)	884	880,749
Lanark Master Issuer PLC, Series 2012-2A, Class 1A, 1.73%, 12/22/54 (a)(b)	308	308,673
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.45%, 6/25/34 (b)	132	131,568

		5,444,494
Commercial Mortgage-Backed Securities — 33.9%
Banc of America Commercial Mortgage Trust:
Series 2006-2, Class AM, 5.98%, 5/10/45 (b)	1,354	1,385,961
Series 2006-5, Class AM, 5.45%, 9/10/47	2,700	2,773,270
Series 2007-5, Class A4, 5.49%, 2/10/51	1,779	1,869,983
Bear Stearns Commercial Mortgage Securities Trust:
Series 2006-PW12, Class A4, 5.90%, 9/11/38 (b)	757	767,401
Series 2007-PW16, Class A4, 5.90%, 6/11/40 (b)	700	739,266
Series 2007-PW16, Class AM, 5.90%, 6/11/40 (b)	750	795,273
Series 2007-PW17, Class A4, 5.69%, 6/11/50 (b)	2,000	2,112,082
Series 2007-PW18, Class AM 6.08%, 6/11/50 (b)	1,425	1,536,944
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class B, 3.21%, 4/12/28 (a)	830	851,547
Citigroup Commercial Mortgage Trust:
Series 2007-C6, Class A1A, 5.90%, 12/10/49 (b)	1,992	2,104,208
Series 2013-SMP, Class A, 2.11%, 1/14/30	1,232	1,245,580
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2007-CD5, Class AJA, 6.33%, 11/15/44 (b)	640	678,538
Series 2007-CD5, Class AMA, 6.33%, 11/15/44 (b)	775	834,169
Commercial Mortgage Trust:
Series 2006-GG7, Class A4, 6.01%, 7/10/38 (b)	1,116	1,129,324
Series 2010-C1, Class A1, 3.16%, 7/10/46 (a)	54	53,509
Series 2012-9W57, Class A, 2.36%, 2/10/29 (a)	5,200	5,271,646
Series 2013-CR12, Class A2, 2.90%, 10/10/46	1,730	1,789,910
Series 2013-SFS, Class A1, 1.87%, 4/12/35 (a)	379	373,026

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	51

Schedule of Investments (continued)	Series S Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-CR15, Class A2, 2.93%, 2/10/47	$2,200	$2,280,040
Series 2014-UBS2, Class A2, 2.82%, 3/10/47	1,380	1,424,051
Series 2015-CR23, Class A2, 2.85%, 5/10/48	840	866,428
Series 2015-DC1, Class A2, 2.87%, 2/04/48	1,245	1,287,643
Credit Suisse Commercial Mortgage Trust:
Series 2006-C4, Class AM, 5.51%, 9/15/39	3,000	3,092,205
Series 2007-C2, Class AM 5.62%, 1/15/49 (b)	2,500	2,623,670
Series 2007-C5, Class AAB, 5.62%, 9/15/40 (b)	347	355,584
Series 2008-C1, Class A2, 6.27%, 2/15/41 (b)	54	54,412
Series 2010-RR7, Class 2B, 5.47%, 9/18/39 (a)(b)	1,090	1,114,784
Del Coronado Trust, Series 2013-HDC, Class A, 1.00%, 3/15/26 (a)(b)	325	323,988
Deutsche Bank Re-REMIC Trust, Series 2011-C32, Class A3A, 5.90%, 6/17/49 (a)(b)	1,045	1,086,851
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 1.51%, 12/15/16 (a)(b)	1,295	1,293,462
GS Mortgage Securities Trust:
Series 2006-GG6, Class A4, 5.55%, 4/10/38 (b)	584	583,723
Series 2007-GG10, Class A1A, 5.99%, 8/10/45 (b)	1,205	1,282,215
Hilton USA Trust, Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (a)	1,675	1,684,191
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-LN2, Class A2, 5.12%, 7/15/41	24	24,004
Series 2006-LDP7, Class AM, 6.09%, 4/15/45 (b)	1,770	1,811,043
Series 2006-LDP9, Class A3, 5.34%, 5/15/47	2,781	2,873,618
Series 2007-CB18, Class A4, 5.44%, 6/12/47	1,645	1,704,487
Series 2013-WT, Class A, 2.80%, 2/16/25 (a)	2,000	2,037,612
Series 2015-CSMO, Class A, 1.46%, 1/15/32 (b)	2,900	2,886,118
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class AM, 6.05%, 6/15/38 (b)	2,000	2,056,156
Series 2007-C1, Class A4, 5.42%, 2/15/40	552	573,592
Series 2007-C2, Class A1A, 5.39%, 2/15/40	1,942	2,039,971
Series 2007-C2, Class A3, 5.43%, 2/15/40	782	815,006
Series 2007-C6, Class AM, 6.11%, 7/15/40 (b)	3,285	3,485,336
Series 2007-C7, Class AM, 6.37%, 9/15/45 (b)	1,350	1,469,232
Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4, 5.69%, 2/12/51	1,897	2,019,771
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AM, 5.20%, 12/12/49	750	777,875

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust:
Series 2006-IQ12, Class A1A, 5.32%, 12/15/43	$786	$813,478
Series 2006-IQ12, Class A4, 5.33%, 12/15/43	575	592,222
Series 2007-HQ11, Class A4FL, 0.34%, 2/12/44 (b)	865	857,795
Series 2007-HQ12, Class AM, 5.90%, 4/12/49 (b)	2,775	2,908,294
Series 2007-IQ15, Class A4, 6.10%, 6/11/49 (b)	1,070	1,133,438
Morgan Stanley Re-REMIC Trust:
Series 2010-GG10, Class A4A, 5.99%, 8/15/45 (a)(b)	2,482	2,604,429
Series 2012-XA, Class A, 2.00%, 7/27/49 (a)	334	331,466
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (a)	85	84,383
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C23, Class A4, 5.42%, 1/15/45 (b)	445	445,132
Series 2006-C28, Class A4FL, 0.36%, 10/15/48	1,069	1,060,145
Series 2006-C29, Class A1A, 5.30%, 11/15/48	713	741,164
Series 2007-C32, Class A1A, 5.90%, 6/15/49 (b)	705	744,356
Series 2007-C32, Class AMFX, 5.70%, 6/15/49 (a)	1,145	1,206,578
Series 2007-C33, Class A4, 6.15%, 2/15/51 (b)	547	571,016
Series 2007-C33, Class AM, 6.15%, 2/15/51 (b)	610	650,657
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)	76	76,103
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2, 3.79%, 2/15/44 (a)	395	395,918

		85,455,279
Interest Only Commercial Mortgage-Backed Securities — 1.0%
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class XA, 0.96%, 9/15/48	5,108	297,590
Commercial Mortgage Trust:
Series 2012-CR2, Class XA, 2.04%, 8/15/45 (b)	1,057	95,831
Series 2013-CR7, Class XA, 1.65%, 3/10/46 (b)	3,478	253,120
Series 2015-CR23, Class XA, 1.16%, 5/10/48 (b)	2,624	169,468
Series 2015-LC21, Class XA, 1.03%, 7/10/48 (b)	6,522	355,524
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class XA, 2.02%, 12/15/47 (b)	4,556	374,746
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class XA, 1.37%, 11/15/46 (b)	4,163	276,356
WF-RBS Commercial Mortgage Trust: Series 2013-C14, Class XA, 1.03%, 6/15/46 (b)	9,753	461,293

See Notes to Financial Statements.

52	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Series S Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2013-C15, Class XA, 0.75%, 8/15/46 (b)	$7,514	$236,606

		2,520,534
Total Non-Agency Mortgage-Backed Securities — 37.1%		93,420,307

Taxable Municipal Bonds — 0.1%
State of California GO, 3.95%, 11/01/15	175	175,529

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 2.0%
Freddie Mac:
Series 3959, Class MA, 4.50%, 11/15/41 (d)	480	525,545
Series 3986, Class M, 4.50%, 9/15/41 (d)	459	496,808
Series 4239, Class AB, 4.00%, 12/15/39 (d)	1,467	1,568,937
Series 4253, Class PA, 3.50%, 8/15/41 (d)	1,521	1,627,913
Series 4390, Class CA, 3.50%, 6/15/50	707	745,866

		4,965,069
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae, Series 2013-M5, Class X2, 2.45%, 1/25/22 (b)	1,460	147,371
Mortgage-Backed Securities — 18.7%
Fannie Mae Mortgage-Backed Securities:
2.50%, 12/01/27-5/01/28	3,158	3,250,006
3.00%, 10/01/30 (e)	16,605	17,284,869
3.16%, 6/01/45	2,758	2,862,893
3.50%, 10/01/30 (e)	13,110	13,847,437
4.00%, 10/01/30 (e)	3,345	3,500,752
4.50%, 9/01/26	190	202,896
5.00%, 7/01/19-7/01/25	1,123	1,174,048
Freddie Mac Mortgage-Backed Securities:
3.09%, 5/01/45	3,906	4,033,464
5.00%, 1/01/19-9/01/21	501	525,432
5.50%, 5/01/22	457	487,534

		47,169,331
Total U.S. Government Sponsored Agency Securities — 20.7%		52,281,771
Total Long-Term Investments Cost — $393,461,916) — 155.1%		391,120,429

Options Purchased		Value
(Cost — $173,010) — 0.0%		$6,156
Total Investments Before TBA Sale Commitments and Options Written (Cost — $393,634,926) — 155.1%		391,126,585

TBA Sale Commitments (e)	Par (000)
Fannie Mae Mortgage-Backed Securities, 3.00%, 10/01/30	$3,800	(3,957,046)
Total TBA Sale Commitments (Proceeds — $3,951,459) — (1.6)%		(3,957,046)

Options Written
(Premiums Received — $ 147,116) — (0.0)%		(2,463)
Total Investments Net of TBA Sale Commitments and Options Written — 153.5%		387,167,076
Liabilities in Excess of Other Assets — (53.5)%		(134,952,892)

Net Assets — 100.0%		$252,214,184

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(e)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Credit Suisse Securities (USA) LLC	$15,198,308	$37,455
Deutsche Bank Securities, Inc.	$2,712,660	$16,484
Goldman Sachs & Co.	$2,080,305	$ 9,359
J.P. Morgan Securities LLC	$4,437,947	$ 4,852
Wells Fargo Securities, LLC	$6,246,792	$27,482

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	53

Schedule of Investments (continued)	Series S Portfolio

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Barclays Capital, Inc.	0.35%	4/17/14	Open	$281,000	$282,442	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.35%	4/17/14	Open	918,000	922,712	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40%	12/19/14	Open	660,000	662,075	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	3/12/15	Open	1,610,263	1,613,804	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	3/12/15	Open	1,417,500	1,420,617	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	3/12/15	Open	940,000	942,067	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	3/12/15	Open	1,890,000	1,894,156	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	3/12/15	Open	1,699,365	1,703,102	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	3/12/15	Open	945,000	947,078	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	3/18/15	Open	2,100,450	2,104,933	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	3/18/15	Open	1,175,000	1,177,508	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.42%	4/08/15	Open	2,198,000	2,202,513	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.42%	4/08/15	Open	981,000	983,014	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	4/15/15	Open	1,417,500	1,420,095	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	4/17/15	Open	2,850,000	2,855,156	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	4/17/15	Open	4,331,250	4,339,086	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	4/17/15	Open	4,607,040	4,615,375	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	4/21/15	Open	962,500	964,200	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	4/21/15	Open	960,000	961,695	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	4/21/15	Open	1,471,750	1,474,349	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50%	4/22/15	Open	960,000	962,160	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50%	4/22/15	Open	1,636,250	1,639,932	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50%	4/22/15	Open	1,401,750	1,404,904	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.42%	4/28/15	Open	816,000	817,485	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.42%	4/28/15	Open	489,000	489,890	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	4/29/15	Open	1,950,000	1,953,274	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	4/29/15	Open	1,398,120	1,400,468	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	4/29/15	Open	1,272,493	1,274,629	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	4/29/15	Open	1,254,500	1,256,607	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	4/30/15	Open	3,146,725	3,151,975	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	4/30/15	Open	1,970,895	1,974,183	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	4/30/15	Open	1,425,000	1,427,377	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	4/30/15	Open	1,192,250	1,194,239	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	4/30/15	Open	1,383,375	1,385,683	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.42%	5/04/15	Open	709,000	710,241	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.42%	5/04/15	Open	1,200,000	1,202,100	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.42%	5/04/15	Open	672,000	673,176	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50%	5/04/15	Open	1,083,750	1,086,008	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50%	5/04/15	Open	1,142,188	1,144,567	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50%	5/04/15	Open	716,250	717,742	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.42%	5/05/15	Open	811,000	812,410	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.42%	5/05/15	Open	1,273,625	1,275,839	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.42%	5/07/15	Open	789,000	790,353	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50%	5/07/15	Open	1,190,625	1,193,056	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.42%	5/12/15	Open	750,000	751,243	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.42%	5/12/15	Open	561,000	561,929	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.42%	5/12/15	Open	723,000	724,198	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50%	5/12/15	Open	978,750	980,680	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50%	5/12/15	Open	606,000	607,195	Corporate Bonds	Open/Demand

See Notes to Financial Statements.

54	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Series S Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Credit Suisse Securities (USA) LLC	0.50%	5/12/15	Open	$766875	$768387	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50%	5/13/15	Open	1,915,000	1,918,750	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50%	5/13/15	Open	955,000	956,870	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50%	5/13/15	Open	672,750	674,067	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.50%	5/14/15	Open	1,505,370	1,508,297	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	5/14/15	Open	1,591,380	1,593,794	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.42%	5/15/15	Open	635,000	636,030	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.42%	5/15/15	Open	491,000	491,796	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.42%	5/15/15	Open	488,000	488,791	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.42%	5/15/15	Open	508,000	508,824	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50%	5/21/15	Open	1,296,706	1,299,102	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50%	5/21/15	Open	891,368	893,014	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50%	5/21/15	Open	867,375	868,977	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50%	5/21/15	Open	1,204,688	1,206,913	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50%	5/21/15	Open	936,938	938,668	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55%	5/26/15	Open	613,474	614,673	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50%	5/26/15	Open	473,663	474,505	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50%	5/26/15	Open	461,875	462,696	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55%	5/26/15	Open	468,125	469,040	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55%	5/26/15	Open	444,988	445,858	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50%	5/26/15	Open	513,750	514,656	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50%	5/26/15	Open	421,200	421,943	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50%	5/26/15	Open	376,500	377,164	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	5/26/15	Open	2,375,000	2,378,293	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	5/26/15	Open	384,750	385,284	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	5/26/15	Open	868,500	869,704	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50%	6/01/15	Open	1,854,000	1,857,142	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	6/01/15	Open	284,999	285,377	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.42%	6/09/15	Open	285,000	285,379	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.42%	6/09/15	Open	253,749	254,087	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.50%	6/09/15	Open	511,189	511,999	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	6/09/15	Open	710,125	711,002	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	7/09/15	Open	304,500	304,777	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	7/09/15	Open	296,099	296,369	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50%	7/16/15	Open	985,150	986,204	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	0.75%	7/23/15	Open	1,350,000	1,351,969	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.50%	7/23/15	Open	566,999	567,551	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	7/23/15	Open	503,500	503,882	Corporate Bonds	Open/Demand
						U.S. Government Sponsored Agency
RBC Capital Markets, LLC	0.45%	9/10/15	10/09/15	3,993,000	3,994,048	Securities	Up to 30 Days
BNP Paribas Securities Corp.	0.19%	9/29/15	Open	2,506,250	2,506,276	U.S. Treasury Obligations	Open/Demand
RBC Capital Markets, LLC	0.39%	9/30/15	Open	1,089,625	1,089,637	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.39%	9/30/15	Open	1,025,325	1,025,336	Corporate Bonds	Open/Demand
Total				$105,564,949	$105,746,651

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	55

Schedule of Investments (continued)	Series S Portfolio

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(99)	U.S. Treasury Notes (10 Year)	December 2015	$12,744,703	$(104,850)
186	U.S. Treasury Notes (2 Year)	December 2015	$40,739,813	40,092
(619)	U.S. Treasury Notes (5 Year)	December 2015	$74,599,172	(436,887)
Total				$(501,645)

Exchange-Traded Options Purchased
Description	Put/ Call	Expiration Date	Strike Price	Contracts	Value
Euro Dollar 90-Day	Put	6/13/16	$98.63	197	$4,925
Euro Dollar 90-Day	Put	6/13/16	$97.88	197	1,231
Total					$6,156

Exchange-Traded Options Written
Description	Put/ Call	Expiration Date	Strike Price	Contracts	Value
Euro Dollar 90-Day	Put	6/13/16	$98.25	394	$(2,463)

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.78%[1]	3-month LIBOR	4/17/17	$50,000	$ 254,369
0.90%[1]	3-month LIBOR	5/11/17	$30,000	209,588
0.81%[1]	3-month LIBOR	5/19/17	$50,000	246,304
0.90%[1]	3-month LIBOR	8/05/17	$20,000	85,009
0.77%[1]	3-month LIBOR	10/02/17	$10,000	2,240
1.53%[2]	3-month LIBOR	4/27/20	$20,000	(312,584)
Total				$ 484,926

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Fund pays the fixed rate and receives the floating rate.

Transactions in Options Written for the Six Months Ended September 30, 2015

	Puts
	Contracts	Premiums Received
Outstanding options, beginning of period	394	$147,116
Options written	—	—
Options expired	—	—
Options closed	—	—

Outstanding options, end of period	394	$147,116

See Notes to Financial Statements.

56	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Schedule of Investments (continued)	Series S Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair value of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	Net unrealized appreciation[1]	—	—	—	—	$ 40,092	—	$ 40,092
Options purchased	Investments at value — unaffiliated[2]	—	—	—	—	6,156	—	6,156
Swaps - centrally cleared	Net unrealized appreciation[1]	—	—	—	—	797,510	—	797,510
Total		—	—	—	—	$843,758	—	$843,758

Liabilities — Derivative Financial Instruments
Financial futures contracts	Net unrealized depreciation[1]	—	—	—	—	$541,737	—	$541,737
Options written	Options written at value	—	—	—	—	2,463	—	2,463
Swaps — centrally cleared	Net unrealized depreciation[1]	—	—	—	—	312,584	—	312,584
Total		—	—	—	—	$856,784	—	$856,784

[1]

Includes cumulative appreciation (depreciation) on financial futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

[2]	Includes options purchased at value as reported in the Schedule of Investments.

For the six months ended September 30, 2015, the effect of derivative financial instruments in the Statement of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	—	—	—	—	$(502,199)	—	$(502,199)
Swaps	—	—	—	—	130,153	—	130,153
Total	—	—	—	—	$(372,046)	—	$(372,046)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	—	—	$(231,724)	—	$(231,724)
Options purchased[1]	—	—	—	—	(84,957)	—	(84,957)
Options written	—	—	—	—	68,950	—	68,950
Swaps	—	—	—	—	310,491	—	310,491
Total	—	—	—	—	$ 62,760	—	$ 62,760

[1]	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Financial futures contracts:
Average notional value of contracts — long	$30,988,375
Average notional value of contracts — short	$74,800,844
Options:
Average value of option contracts purchased	$23,394
Average value of option contracts written	$13,544
Interest rate swaps:
Average notional value — pays fixed rate	$20,000,000
Average notional value — receives fixed rate	$145,000,000

For more information about the Fund’s investment in risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	57

Schedule of Investments (continued)	Series S Portfolio

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets		Liabilities
Derivative Financial Instruments:
Financial futures contracts	$ 29,657		$ 11,625
Options	6,156	[1]	2,463
Swaps — centrally cleared	—		24,276

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$ 35,813		$ 38,364
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(35,813)		(38,364)

Total derivative assets and liabilities subject to an MNA	—		—

[1]	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$123,660,453	$132,167	$123,792,620
Capital Trusts	—	1,971,720	—	1,971,720
Corporate Bonds	—	118,875,639	—	118,875,639
Foreign Government Obligations	—	602,843	—	602,843
Non-Agency Mortgage-Backed Securities	—	93,335,924	84,383	93,420,307
Taxable Municipal Bonds	—	175,529	—	175,529
U.S. Government Sponsored Agency Securities	—	52,281,771	—	52,281,771
Options Purchased:
Interest Rate Contracts	$6,156	—	—	6,156
Liabilities:
Investments:
TBA Sale Commitments	—	(3,957,046)	—	(3,957,046)

Total	$6,156	$386,946,833	$216,550	$387,169,539

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$40,092	$797,510	—	$837,602
Liabilities:
Interest rate contracts	(544,200)	(312,584)	—	(856,784)

Total	$(504,108)	$484,926	—	$(19,182)

[1]

Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See Notes to Financial Statements.

58	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	Series S Portfolio

The Fund may hold assets and/or liabilities in which the fair value, approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$595,920	—	—	$595,920
Cash pledged for centrally cleared swaps	480,480	—	—	480,480
Liabilities:
Bank overdraft	—	$(14,554)	—	(14,554)
Reverse repurchase agreements	—	(105,736,713)	—	(105,736,713)

Total	$1,076,400	$(105,751,267)	—	$(104,674,867)

During the six months ended September 30, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of March 31, 2015	$4,814,259	$1,415,287	$ 131,127	$6,360,673
Transfers into Level 3	—	—	—	—
Transfers out of Level 3[1]	(4,333,301)	—	—	(4,333,301)
Accrued discounts/premiums	1	—	19	20
Net realized gain (loss)	2	(26,085)	494	(25,589)
Net change in unrealized appreciation (depreciation)[2,3]	2,500	46,883	(1,884)	47,499
Purchases	—	—	—	—
Sales	(351,294)	—	(45,373)	(396,667)
Maturities	—	(1,436,085)	—	(1,436,085)
Closing Balance, as of September 30, 2015	$132,167	—	$ 84,383	$216,550

Net change in unrealized appreciation/depreciation on investments still held at September 30, 2015[3]	$2,500	—	$ (1,884)	$616

[1]

As of March 31, 2015, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2015, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $4,333,301 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2015, is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	59

Statements of Assets and Liabilities

September 30, 2015 (Unaudited)	Series A Portfolio	Series C Portfolio	Series E Portfolio

Assets
Investments at value — unaffiliated[1]	$17,226,751	$338,699,920	$96,389,597
Cash	—	138,094	—
Cash pledged:
Financial futures contracts	—	300,710	79,650
Centrally cleared swaps	—	156,190	—
Receivables:
Investments sold	377,244	1,518,815	740,375
Capital shares sold	—	818,339	1,278,566
Interest	1,581	3,396,889	1,135,116
From the Manager	10,089	32,098	21,698
Swap premiums paid	—	10,280	—
Unrealized appreciation on OTC swaps	—	84,630	—
Variation margin receivable on financial futures contracts	—	14,285	4,983
Variation margin receivable on centrally cleared swaps	—	1,486	—
Deferred offering costs	131,568	—	—
Prepaid expenses	—	28,849	15,929

Total assets	17,747,233	345,200,585	99,665,914

Accrued Liabilities
Options written at value[2]	—	1,975	—
Payables:
Investments purchased	2,556,105	—	2,877,010
Capital shares redeemed	—	548,799	2,969
Income dividends	524	1,068,037	291,203
Interest expense and fees	—	—	1,392
Offering costs	134,803	—	21,733
Officer’s and Trustees’ fees	258	5,145	—
Other accrued expenses	6,595	113,478	28,960
Swap premiums received	—	53,926	—
Unrealized depreciation on OTC swaps	—	105,989	—
Variation margin payable on financial futures contracts	—	20,935	—

Total accrued liabilities	2,698,285	1,918,284	3,223,267

Other Liabilities
TOB Trust Certificates	—	—	3,325,000

Total other liabilities	—	—	3,325,000

Total liabilities	2,698,285	1,918,284	6,548,267

Net Assets	$15,048,948	$343,282,301	$93,117,647

Net Assets Consist of
Paid-in capital	$15,000,000	$337,042,996	$92,279,018
Undistributed net investment income	—	27,010	12,341
Accumulated net realized gain (loss)	3,459	819,223	(94,336)
Net unrealized appreciation	45,489	5,393,072	920,624

Net Assets	$15,048,948	$343,282,301	$93,117,647

Net Asset Value
Shares outstanding[3]	1,500,000	33,446,893	9,019,661

Net asset value	$10.03	$10.26	$10.32

[1] Investments at cost — unaffiliated	$17,181,262	$333,344,614	$95,455,358
[2] Premiums received	—	$98,739	—
[3] Unlimited number of shares authorized, $0.001 par value.

60	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Statements of Assets and Liabilities

September 30, 2015 (Unaudited)	Series M Portfolio	Series P Portfolio	Series S Portfolio

Assets
Investments at value — unaffiliated[1]	$960,650,244	—	$391,126,585
Investments at value — affiliated[2]	—	$84,830,119	—
Cash	276,506	196,184,052	—
Cash pledged:
Financial futures contracts	181,810	1,265,190	595,920
Centrally cleared swaps	4,130	5,429,090	480,480
Receivables:
Investments sold	15,699,870	—	4,613,328
TBA sale commitments	386,075,707	—	3,951,459
Capital shares sold	1,116,149	566,523	39,311
Dividends — affiliated	—	213,218	—
Interest	1,817,603	—	1,425,208
From the Manager	38,604	24,155	21,706
Principal paydowns	10,358	—	7,948
Swap premiums paid	9,616	—	—
Unrealized appreciation on:
OTC swaps	30,987	—	—
Variation margin receivable on financial futures contracts	13,048	93,659	29,657
Prepaid expenses	33,536	17,068	21,269

Total assets	1,365,958,168	288,623,074	402,312,871

Liabilities
Bank overdraft	—	—	14,554
Cash received:
Collateral — TBA commitments	802,000	—	—
Options written at value[3]	—	—	2,463
TBA sale commitments at value[4]	388,006,408	—	3,957,046
Reverse repurchase agreements	—	—	105,746,651
Payables:
Investments purchased	450,530,688	—	39,227,813
Swaps	1,496	—	—
Capital shares redeemed	597,006	482,217	261,368
Income dividends	1,352,351	—	750,840
Officer’s and Trustees’ fees	5,338	4,771	4,701
Other accrued expenses	130,848	64,315	97,350
Swap premiums received	4,491	—	—
Unrealized depreciation on OTC swaps	20,569	—	—
Variation margin payable on financial futures contracts	424	11,750	11,625
Variation margin payable on centrally cleared swaps	172	29,356	24,276

Total liabilities	841,451,791	592,409	150,098,687

Net Assets	$524,506,377	$288,030,665	$252,214,184

Net Assets Consist of
Paid-in capital	$519,096,617	$316,784,821	$257,742,982
Undistributed (distributions in excess of) net investment income	(1,721,461)	1,346,853	(852,717)
Accumulated net realized gain (loss)	3,330,497	(22,370,065)	(2,290,087)
Net unrealized appreciation (depreciation)	3,800,724	(7,730,944)	(2,385,994)

Net Assets	$524,506,377	$288,030,665	$252,214,184

Net Asset Value
Shares outstanding[5]	52,721,834	31,201,150	26,135,713

Net asset value	$9.95	$9.23	$9.65

[1] Investments at cost — unaffiliated	$954,937,791	—	$393,634,926
[2] Investments at cost — affiliated	—	$89,291,691	—
[3] Premiums received	—	—	$147,116
[4] Proceeds from TBA sale commitments	$386,075,707	—	$3,951,459
[5] Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	61

Statements of Operations

Period Ended September 30, 2015 (Unaudited)	Series A Portfolio[1]	Series C Portfolio	Series E Portfolio

Investment Income
Interest	$524	$6,559,351	$1,330,598

Total income	524	6,559,351	1,330,598

Expenses
Organization and offering	32,235	—	39,522
Professional	2,911	46,470	39,458
Custodian	563	12,012	643
Printing	375	6,534	7,163
Officer and Trustees	258	12,079	12,420
Administration	209	39,874	11,744
Registration	90	19,967	5,134
Transfer agent	5	60,612	16,640
Pricing	—	22,453	3,300
Miscellaneous	2,578	7,527	1,158

Total expenses excluding interest expense	39,224	227,528	137,182
Interest expense and fees[2]	—	—	2,599

Total expenses	39,224	227,528	139,781
Less:
Administration fees waived	(135)	—	—
Expenses reimbursed by Manager	(39,089)	(227,203)	(136,921)

Total expenses after fees waived and/or reimbursed	—	325	2,860

Net investment income	524	6,559,026	1,327,738

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	3,459	(725,618)	5,474
Options written	—	1,116,133	—
Financial futures contracts	—	(350,746)	(133,943)
Swaps	—	40,334	—

	3,459	80,103	(128,469)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	45,489	(14,545,192)	(152,981)
Options written	—	(1,089,513)	—
Financial futures contracts	—	8,665	47,664
Swaps	—	367,510	—

	45,489	(15,258,530)	(105,317)

Net realized and unrealized gain (loss)	48,948	(15,178,427)	(233,786)

Net Increase (Decrease) in Net Assets Resulting from Operations	$49,472	$(8,619,401)	$1,093,952

[1] Commencement of operations on September 21, 2015.
[2] Related to TOB Trusts.

62	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Statements of Operations

Six Months Ended September 30, 2015 (Unaudited)	Series M Portfolio	Series P Portfolio	Series S Portfolio

Investment Income
Interest	$4,761,517	—	$3,919,879
Dividends — affiliated	—	$1,516,022	—

Total income	4,761,517	1,516,022	3,919,879

Expenses
Transfer agent	67,672	17,408	17,278
Administration	59,173	35,249	30,656
Professional	46,234	42,127	41,405
Custodian	38,917	8,493	13,913
Registration	31,398	32,432	20,207
Officer and Trustees	13,063	11,762	11,440
Pricing	9,290	101	22,296
Printing	6,861	6,028	5,925
Miscellaneous	3,450	4,361	4,452

Total expenses excluding interest expense	276,058	157,961	167,572
Interest expense[1]	—	—	200,871

Total expenses	276,058	157,961	368,443
Less:
Expenses reimbursed by Manager	(275,733)	(157,636)	(167,247)

Total expenses after fees reimbursed	325	325	201,196

Net investment income	4,761,192	1,515,697	3,718,683

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(146,839)	—	(122,695)
Investments — affiliated	—	(214,712)	—
Financial futures contracts	78,547	(2,503,465)	(502,199)
Swaps	(218,363)	610,672	130,153

	(286,655)	(2,107,505)	(494,741)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(2,437,982)	—	(2,028,981)
Investments — affiliated	—	(821,891)	—
Options written	—	—	68,950
Financial futures contracts	(187,027)	1,108,582	(231,724)
Swaps	298,726	(3,915,779)	310,491

	(2,326,283)	(3,629,088)	(1,881,264)

Net realized and unrealized loss	(2,612,938)	(5,736,593)	(2,376,005)

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,148,254	$(4,220,896)	$1,342,678

[1] See Note 3 of the Notes to Financial Statements for details of short-term borrowings.

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	63

Statements of Changes in Net Assets

	Series A Portfolio	Series C Portfolio
Increase (Decrease) in Net Assets:	Period September 21, 2015[2] to September 30, 2015 (Unaudited)	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Operations
Net investment income	$524	$6,559,026	$12,878,056
Net realized gain	3,459	80,103	6,026,763
Net change in unrealized appreciation (depreciation)	45,489	(15,258,530)	4,357,473

Net increase (decrease) in net assets resulting from operations	49,472	(8,619,401)	23,262,292

Distributions to Shareholders From[1]
Net investment income	(524)	(6,512,783)	(12,724,205)
Net realized gain	—	(1,925,867)	(5,559,271)

Decrease in net assets resulting from distributions to shareholders	(524)	(8,438,650)	(18,283,476)

Capital Share Transactions
Shares sold	15,000,000	39,125,118	110,794,441
Shares redeemed	—	(39,867,299)	(72,937,745)

Net increase (decrease) in net assets derived from capital share transactions	15,000,000	(742,181)	37,856,696

Net Assets
Total increase (decrease) in net assets	15,048,948	(17,800,232)	42,835,512
Beginning of period	—	361,082,533	318,247,021

End of period	$15,048,948	$343,282,301	$361,082,533

Undistributed (distributions in excess of) net investment income, end of period	$—	$27,010	$(19,233)

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

[2]	Commencement of operations.

See Notes to Financial Statements.

64	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Statements of Changes in Net Assets

	Series E Portfolio		Series M Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2015 (Unaudited)	Period August 4, 2014[2] to March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Operations
Net investment income	$1,327,738	$772,497	$4,761,192	$8,400,121
Net realized gain (loss)	(128,469)	186,954	(286,655)	9,945,782
Net change in unrealized appreciation (depreciation)	(105,317)	1,025,941	(2,326,283)	4,957,454

Net increase in net assets resulting from operations	1,093,952	1,985,392	2,148,254	23,303,357

Distributions to Shareholders From[1]
Net investment income	(1,319,833)	(767,932)	(6,703,600)	(10,028,087)
Net realized gain	(102,091)	(50,859)	(35,287)	(100,004)

Decrease in net assets resulting from distributions to shareholders	(1,421,924)	(818,791)	(6,738,887)	(10,128,091)

Capital Share Transactions
Shares sold	58,896,764	49,936,376	66,051,729	258,529,311
Shares redeemed	(13,912,633)	(2,641,489)	(57,887,983)	(80,627,955)

Net increase in net assets derived from capital share transactions	44,984,131	47,294,887	8,163,746	177,901,356

Net Assets
Total increase in net assets	44,656,159	48,461,488	3,573,113	191,076,622
Beginning of period	48,461,488	—	520,933,264	329,856,642

End of period	$93,117,647	$48,461,488	$524,506,377	$520,933,264

Undistributed (distributions in excess of) net investment income, end of period	$12,341	$4,436	$(1,721,461)	$220,947

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

[2]	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	65

Statements of Changes in Net Assets (concluded)

	Series P Portfolio		Series S Portfolio
Increase in Net Assets:	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Operations
Net investment income	$1,515,697	$1,908,819	$3,718,683	$5,595,302
Net realized loss	(2,107,505)	(22,228,255)	(494,741)	(871,905)
Net change in unrealized appreciation (depreciation)	(3,629,088)	(4,127,054)	(1,881,264)	(410,264)

Net increase (decrease) in net assets resulting from operations	(4,220,896)	(24,446,490)	1,342,678	4,313,133

Distributions to Shareholders From[1]
Net investment income	—	—	(4,406,718)	(6,279,653)

Decrease in net assets resulting from distributions to shareholders	—	—	(4,406,718)	(6,279,653)

Capital Share Transactions
Shares sold	22,298,140	233,005,189	27,396,547	93,591,301
Shares redeemed	(52,544,146)	(147,891,551)	(38,242,459)	(58,617,956)

Net increase (decrease) in net assets derived from capital share transactions	(30,246,006)	85,113,638	(10,845,912)	34,973,345

Net Assets
Total increase (decrease) in net assets	(34,466,902)	60,667,148	(13,909,952)	33,006,825
Beginning of period	322,497,567	261,830,419	266,124,136	233,117,311

End of period	$288,030,665	$322,497,567	$252,214,184	$266,124,136

Undistributed (distributions in excess of) net investment income, end of period	$1,346,853	$(168,844)	$(852,717)	$(164,682)

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

66	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Statement of Cash Flows

Six Months Ended September 30, 2015 (Unaudited)	Series S Portfolio

Cash Used for Operating Activities
Net increase in net assets resulting from operations:	$1,342,678

Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Proceeds from sales of long-term investments and principal paydowns	490,057,888
Purchases of long-term investments	(531,136,659)
Net proceeds from sales of short-term securities	2,195,748

(38,883,023)

(Increase) Decrease in Assets:
Cash Pledged:
Financial futures contracts	(368,920)
Centrally cleared swaps	(210,380)
Receivables:
Interest	(112,895)
Principal paydowns	(7,398)
From the Manager	18,919
Variation margin receivable on financial futures contracts	43,100
Variation margin receivable on centrally cleared swaps	16,237
Prepaid expenses	(2,188)

(623,525)

Increase (Decrease) in Liabilities:
Payables:
Officer’s and Trustees’ fees	(2,215)
Other accrued expenses	(52,929)
Variation margin payable on financial futures contracts	(90,081)
Variation margin payable on centrally cleared swaps	24,276

(120,949)

Non-SAL Reconciling Items
Amortization of premium and accretion of discount on investments	859,802
Net realized (gain) loss on investments	122,695
Net unrealized (gain) loss on investments and swaps	1,960,031

2,942,528

Net cash used for operating activities	(35,342,291)

Cash Provided by Financing Activities
Cash distributions paid to shareholders	(4,239,065)
Payments on redemption of capital shares	(38,439,077)
Increase in bank overdrafts	14,554
Proceeds from issuance of capital shares	27,404,568
Net borrowing of reverse repurchase agreements	50,527,679

Net cash provided by financing activities	35,268,659

Cash
Net decrease in cash	(73,632)
Cash at beginning of period	73,632

Cash at end of period	—

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	$30,468

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	67

Financial Highlights

Series A Portfolio
Period September 21, 2015[1] to September 30, 2015 (Unaudited)

Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2,3]	0.00
Net realized and unrealized gain	0.03

Net increase from investment operations	0.03

Distributions from net investment income[4]	(0.00)

Net asset value, end of period	$10.03

Total Return[5,6]
Based on net asset value	0.30%

Ratios to Average Net Assets[7]
Total expenses[8,9]	10.62%

Total expenses after fees waived and/or reimbursed excluding amortization of offering costs[8]	0.00%

Net investment income[8]	0.14%

Supplemental Data
Net assets, end of period (000)	$15,048

Portfolio turnover rate	7%

[1]	Commencement of operations.

[2]	Amount is less than $0.005 per share.

[3]	Based on average shares outstanding.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Annualized.

[8]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

Period September 21, 2015[1] to September 30, 2015 (Unaudited)
Investments in underlying funds	0.04%

[9]	Organization expenses were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 10.62%.

See Notes to Financial Statements.

68	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Financial Highlights

	Series C Portfolio
	Six Months Ended September 30, 2015	Year Ended March 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$10.77	$10.60	$10.95	$10.53	$10.04	$9.81

Net investment income[1]	0.19	0.41	0.45	0.47	0.52	0.53
Net realized and unrealized gain (loss)	(0.45)	0.33	(0.19)	0.42	0.48	0.22

Net increase (decrease) from investment operations	(0.26)	0.74	0.26	0.89	1.00	0.75

Distributions from:[2]
Net investment income	(0.19)	(0.40)	(0.45)	(0.47)	(0.51)	(0.52)
Net realized gain	(0.06)	(0.17)	(0.16)	—	—	—

Total distributions	(0.25)	(0.57)	(0.61)	(0.47)	(0.51)	(0.52)

Net asset value, end of period	$10.26	$10.77	$10.60	$10.95	$10.53	$10.04

Total Return[3]
Based on net asset value	(2.42)%[4]	7.22%	2.55%	8.53%	10.20%	7.73%

Ratios to Average Net Assets
Total expenses	0.13%[5]	0.14%	0.15%	0.13%	0.14%	0.14%

Total expenses after fees reimbursed	0.00%[5]	0.01%	0.02%	0.01%	0.01%	0.00%

Total expenses after fees reimbursed and excluding interest expense	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.00%

Net investment income	3.72%[5]	3.81%	4.27%	4.31%	5.02%	5.24%

Supplemental Data
Net assets, end of period (000)	$343,282	$361,083	$318,247	$368,644	$341,995	$314,385

Portfolio turnover rate	26%	44%	43%	51%	41%	55%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	69

Financial Highlights

	Series E Portfolio
	Six Months Ended September 30, 2015 (Unaudited)	Period August 4, 2014[1] to March 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$10.47	$10.00

Net investment income[2]	0.20	0.28
Net realized and unrealized gain (loss)	(0.14)	0.48

Net increase from investment operations	0.06	0.76

Distributions from:[3]
Net investment income	(0.20)	(0.28)
Net realized gain	(0.01)	(0.01)

Total distributions	(0.21)	(0.29)

Net asset value, end of period	$10.32	10.47

Total Return[4,5]
Based on net asset value	0.66%	7.70%

Ratios to Average Net Assets[6]
Total expenses	0.40%[7]	0.94%[8]

Total expenses after fees waived and/or reimbursed	0.01%[7]	0.00%

Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	0.00%[7]	0.00%

Net investment income	3.84%[7]	4.07%

Supplemental Data
Net assets, end of period (000)	$93,118	$48,461

Borrowings outstanding, end of period (000)	$3,325	—

Portfolio turnover rate	25%	30%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

Six Months Ended September 30, 2015 (Unaudited)
Investments in underlying funds	0.01%

[8]	Organization expenses were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.02%.

See Notes to Financial Statements.

70	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Financial Highlights

	Series M Portfolio
	Six Months Ended September 30,
	2015	Year Ended March 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$10.03	$9.70	$9.89	$10.52	$9.44	$9.21

Net investment income[1]	0.09	0.20	0.19	0.21	0.28	0.29
Net realized and unrealized gain (loss)	(0.04)	0.37	(0.14)	0.35	1.07	0.26

Net increase from investment operations	0.05	0.57	0.05	0.56	1.35	0.55

Distributions from:[2]
Net investment income	(0.13)	(0.24)	(0.23)	(0.31)	(0.27)	(0.32)
Net realized gain	(0.00)[3]	(0.00)[3]	(0.01)	(0.88)	—	—

Total distributions	(0.13)	(0.24)	(0.24)	(1.19)	(0.27)	(0.32)

Net asset value, end of period	$9.95	$10.03	$9.70	$9.89	$10.52	$9.44

Total Return[4]
Based on net asset value	0.48%[5]	5.91%	0.52%	5.33%	14.46%	5.91%

Ratios to Average Net Assets
Total expenses	0.11%[6,7]	0.13%[6]	0.16%[6]	0.14%	0.13%	0.12%

Total expenses after fees reimbursed	0.00%[6,7]	0.00%[6]	0.00%[6]	0.00%	0.00%	0.00%

Total expenses after fees reimbursed and excluding interest expense	0.00%[6,7]	0.00%[6]	0.00%[6]	0.00%	0.00%	0.00%

Net investment income	1.81%[6,7]	2.04%[6]	1.97%[6]	2.00%	2.76%	3.04%

Supplemental Data
Net assets, end of period (000)	$524,506	$520,933	$329,857	$267,855	$318,176	$313,345

Portfolio turnover rate[8]	849%	2,258%	1,879%	798%	523%	301%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended September 30,
	2015	Year Ended March 31,
	(Unaudited)	2015	2014
Investments in underlying funds	0.01%	0.01%	0.02%

[7]	Annualized.

[8]	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended September 30, 2015 (Unaudited)
		Year Ended March 31,
		2015	2014	2013	2012	2011
Portfolio turnover rate (excluding MDRs)	505%	1,356%	1,131%	518%	88%	92%
Portfolio turnover rate including TBA Sale Commitments, to conform to the current presentation	—	—	—	1,355%	523%	301%
Portfolio turnover rate including TBA Sale Commitments and excluding MDRs	—	—	—	941%	—	—

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	71

Financial Highlights

	Series P Portfolio
	Six Months Ended September 30, 2015	Year Ended March 31,		Period March 20, 2013[1] to March 31,
	(Unaudited)	2015	2014	2013

Per Share Operating Performance
Net asset value, beginning of period	$9.38	$10.24	$9.96	$10.00

Net investment income[2]	0.05	0.07	0.07	0.00 [3]
Net realized and unrealized gain (loss)	(0.20)	(0.93)	0.21	(0.04)

Net increase (decrease) from investment operations	(0.15)	(0.86)	0.28	(0.04)

Net asset value, end of period	$9.23	$9.38	$10.24	$9.96

Total Return[4]
Based on net asset value	(1.60)%[5]	(8.40)%	2.81%	(0.40)%[5]

Ratios to Average Net Assets
Total expenses[6]	0.10%[7]	0.12%	0.18%	41.03%[7,8]

Total expenses after fees waived and/or reimbursed[6]	0.00%[7]	0.00%	0.00%	0.00%[7]

Net investment income[6]	0.99%[7]	0.67%	0.69%	0.38%[7]

Supplemental Data
Net assets, end of period (000)	$288,031	$322,498	$261,830	$7,559

Portfolio turnover rate	0%	0%	6%	0%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005 per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended March 31,		Period March 20, 2013[1] to March 31,
	2015	2014	2013
Investments in underlying funds	0.01%	0.02%	0.02%

[7]	Annualized.
[8]	Organization expenses were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 43.36%.

See Notes to Financial Statements.

72	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Financial Highlights

	Series S Portfolio
	Six Months Ended September 30, 2015	Year Ended March 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$9.76	$9.84	$10.02	$10.03	$10.01	$10.14

Net investment income[1]	0.13	0.23	0.24	0.35	0.29	0.29
Net realized and unrealized gain (loss)	(0.08)	(0.05)	(0.08)	0.09	0.10	0.08

Net increase from investment operations	0.05	0.18	0.16	0.44	0.39	0.37

Distributions from:[2]
Net investment income	(0.16)	(0.26)	(0.28)	(0.35)	(0.32)	(0.31)
Net realized gain	—	—	(0.06)	(0.10)	(0.05)	(0.19)

Total distributions	(0.16)	(0.26)	(0.34)	(0.45)	(0.37)	(0.50)

Net asset value, end of period	$9.65	$9.76	$9.84	$10.02	$10.03	$10.01

Total Return[3]
Based on net asset value	0.56%[4]	1.81%[5]	1.66%	4.47%	4.03%	3.73%

Ratios to Average Net Assets
Total expenses	0.29%[6]	0.16%	0.21%	0.35%	0.23%	0.18%

Total expenses after fees reimbursed	0.16%[6]	0.02%	0.06%	0.14%	0.05%	0.03%

Total expenses after fees reimbursed and excluding interest expense	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Net investment income	2.86%[6]	2.32%	2.47%	3.59%	2.90%	2.93%

Supplemental Data
Net assets, end of period (000)	$252,214	$266,124	$233,117	$151,304	$135,541	$177,913

Portfolio turnover rate[7]	129%	318%	239%	123%	192%	131%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]

Includes a payment by an affiliate to compensate for investments erroneously made in violation of the investment guidelines, which impacted the Fund’s total return. Excluding this payment, the Fund’s total return would have been 1.70%.

[6]	Annualized.

[7]	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended September 30, 2015	Year Ended March 31,
	(Unaudited)	2015	2014	2013	2012	2011
Portfolio turnover rate (excluding MDRs)	87%	239%	183%	120%	121%	105%

See Notes to Financial Statements.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	73

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Allocation Target Shares (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following Series of the Trust are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Allocation Target Shares: Series A Portfolio	Series A	Non-diversified
BlackRock Allocation Target Shares: Series C Portfolio	Series C	Non-diversified
BlackRock Allocation Target Shares: Series E Portfolio	Series E	Diversified
BlackRock Allocation Target Shares: Series M Portfolio	Series M	Non-diversified
BlackRock Allocation Target Shares: Series P Portfolio	Series P	Non-diversified
BlackRock Allocation Target Shares: Series S Portfolio	Series S	Non-diversified

Shares of the Funds are offered to separate account clients of the investment advisor or certain of its affiliates. Participants in wrap-fee programs pay a single aggregate fee to the program sponsor for all costs and expenses of the wrap-fee programs including investment advice and portfolio execution.

The Funds, together with certain other registered investment companies advised by the BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Bond Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, financial futures contracts, options written and swaps), or certain borrowings (e.g., reverse repurchase transactions and TOB transactions) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/ deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Distributions: Distributions from net investment income are declared daily and paid monthly, except for Series P, which declares and pays dividends at least annually. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of Series A were expensed by Series A and reimbursed by the Manager. The Manager reimbursed Series A $29,000, which is shown as expenses reimbursed by the Manager in the Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations. The Manager reimbursed $3,235 in offering costs.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily based on its relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

74	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Notes to Financial Statements (continued)

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official close price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Bond investments are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services.

•	Investments in open-end registered investment companies are valued at NAV each business day.

•	Financial futures contracts traded on exchanges are valued at their last sale price.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

•	Certain centrally cleared swaps are valued at the price determined by the relevant exchange or clearinghouse.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	75

Notes to Financial Statements (continued)

investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Funds’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for each Fund’s investments and derivative financial instruments have been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: Certain Funds may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. In addition, the Funds may subsequently have to reinvest the proceeds at lower interest rates. If a Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Certain Funds may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or

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Notes to Financial Statements (continued)

guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds: Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Multiple Class Pass-Through Securities: Certain Funds may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Funds may not fully recoup their initial investment in IOs.

Stripped Mortgage-Backed Securities: Certain Funds may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. The Funds also may invest in stripped mortgage-backed securities that are privately issued.

Zero-Coupon Bonds: Certain Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Trusts and Trust Preferred Securities: Certain Funds may invest in capital trusts and/or trust preferred securities. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation will pay interest to the trust, which will then be distributed to holders of the trust preferred securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stock: Certain Funds may invest in preferred stock. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Forward Commitments and When-Issued Delayed Delivery Securities: Certain Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the

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Notes to Financial Statements (continued)

risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

TBA Commitments: Certain Funds may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, the Funds may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, TBA commitments may be entered into by the Funds under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds are permitted to sell, re-pledge or use the collateral they receive; however, the counterparty is not permitted to do so. To the extent amounts due to the Funds are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Funds will not be entitled to receive interest and principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions. These transactions may increase the Funds’ portfolio turnover rate. Mortgage dollar rolls involve the risk that the market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

Reverse Repurchase Agreements: Certain Funds may enter into reverse repurchase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Funds sell securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. The Funds receive cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If the Funds suffer a loss on their investment of the transaction proceeds from a reverse repurchase agreement, the Funds would still be required to pay the full repurchase price. Further, the Funds remain subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, the Funds would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.

For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by the Funds to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Funds.

For the six months ended September 30, 2015, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rates were as follows:

	Average Borrowings	Daily Weighted Average Interest Rate
Series S	$108,672,785	0.41%

Reverse repurchase transactions are entered into by the Funds under Master Repurchase Agreements (each, an “MRA”), which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds. With reverse repurchase transactions, typically the Funds and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive or post securities as collateral with a market value in excess of the

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Notes to Financial Statements (continued)

repurchase price to be paid or received by the Funds upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Funds are considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

As of September 30, 2015, the following table is a summary of Series S’s open reverse repurchase agreements by counterparty which are subject to offset under a MRA on a net basis:

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-cash Collateral Pledged Including Accrued Interest[1]	Cash Collateral Pledged	Net Amount
Barclays Capital, Inc.	$4,186,582	$ (4,186,582)	—	—
BNP Paribas Securities Corp.	17,165,574	(17,165,574)	—	—
Credit Suisse Securities (USA) LLC	23,565,520	(23,565,520)	—	—
Deutsche Bank Securities, Inc.	1,351,969	(1,351,969)	—	—
RBC Capital Markets, LLC	59,477,006	(59,477,006)	—	—

Total	$105,746,651	$(105,746,651)	—	—

[1]

Collateral with a value of $113,733,948 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

Municipal Bonds Transferred to TOB Trusts: Certain Funds leverage their assets through the use of TOB transactions. The Funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust generally issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are generally issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that generally reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a Fund generally provide the Fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The Funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB Trust into which each Fund has contributed bonds. If multiple BlackRock advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residual will be shared among the funds ratably in proportion to their participation in the TOB Trust.

TOB Trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates may be purchased by the Liquidity Provider and are usually remarketed by a Remarketing Agent, which is typically an affiliated entity of the Liquidity Provider. The Remarketing Agent may also purchase the tendered TOB Trust Certificates for its own account in the event of a failed remarketing.

The TOB Trust may be collapsed without the consent of a Fund, upon the occurrence of tender option termination events (“TOTEs”) or mandatory termination events (“MTEs”), as defined in the TOB Trust agreements. TOTEs include the bankruptcy or default of the issuer of the municipal bonds held in the TOB Trust, a substantial downgrade in the credit quality of the issuer of the municipal bonds held in the TOB Trust, failure of any scheduled payment of principal or interest on the municipal bonds, and/or a judgment or ruling that interest on the municipal bond is subject to federal income taxation. MTEs may include, among other things, a failed remarketing of the TOB Trust Certificates, the inability of the TOB Trust to obtain renewal of the liquidity support agreement and a substantial decline in the market value of the municipal bonds held in the TOB Trust. Upon the occurrence of a TOTE or an MTE, the TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider (defined below). In the case of an MTE, after the payment of fees, the TOB Trust Certificate holders would be paid before the TOB Residual holders (i.e., the Funds). In contrast, in the case of a TOTE, after payment of fees, the TOB Trust Certificate holders and the TOB Residual holders would be paid pro rata in proportion to the respective face values of their certificates. During the six months ended September 30, 2015, no TOB Trusts in which the Funds participated were terminated without the consent of the Funds.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings. Each Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Fund. The Funds typically invest the cash received in additional municipal bonds. The municipal bonds deposited into a TOB Trust are presented in the Funds’ Schedules of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust to purchase tendered TOB Trust Certificates would be shown as Loan for TOB Trust Certificates.

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Notes to Financial Statements (continued)

•

Volcker Rule Impact: On December 10, 2013, regulators published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”), which precludes banking entities and their affiliates from sponsoring and investing in TOB Trusts. Banking entities subject to the Volcker Rule were required to fully comply by July 21, 2015, with respect to investments in and relationships with TOB Trusts established after December 31, 2013 (“Non-Legacy TOB Trusts”), and by July 21, 2016, with respect to investments in and relationships with TOB Trusts established prior to December 31, 2013 (“Legacy TOB Trusts”).

As a result, a new structure for TOB Trusts has been designed to ensure that no banking entity is sponsoring the TOB Trust. Specifically, a Fund will establish, structure and “sponsor” the TOB Trusts in which it holds TOB Residuals. In such a structure, certain responsibilities that previously belonged to a third party bank will be performed by, or on behalf of, the Funds. The Funds have restructured any Non-Legacy TOB Trusts and are in the process of restructuring Legacy TOB Trusts in conformity with regulatory guidelines. Until all restructurings are completed, a Fund may, for a period of time, hold TOB Residuals in both Legacy TOB Trusts and non-bank sponsored restructured TOB Trusts.

Under the new TOB Trust structure, the Liquidity Provider or Remarketing Agent will no longer purchase the tendered TOB Trust Certificates even in the event of failed remarketing. This may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Trust Certificates. The TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on the number of days the loan is outstanding.

Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in the Funds’ Schedules of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of the Funds’ payable to the holder of the TOB Trust Certificates or the Liquidity Provider, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates or Loan for TOB Trust Certificates, approximates its fair value.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by the Funds on an accrual basis. Interest expense incurred on the TOB transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to comply with the Volcker Rule, the Funds incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of deferred offering costs in the Statements of Operations.

At September 30, 2015, the aggregate value of the underlying municipal bonds transferred to the TOB Trusts, the related liability for TOB Trust Certificates and the range of interest rates on the liability for TOB Trust Certificates were as follows:

	Underlying Municipal Bonds Transferred to TOB Trusts[1]	Liability for TOB Trust Certificates[2]	Range of Interest Rates
Series E	$5,560,943	$3,325,000	0.03	% - 0.08%

[1]

The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Fund, as a TOB Residual holder, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The municipal bonds transferred to TOB Trusts with a credit enhancement are identified in the Schedules of Investments including the maximum potential amounts owed by the Fund.

[2]

The Fund may invest in TOB Trusts on either a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, and the Liquidity Provider is required to make a payment under the liquidity facility, the Liquidity Provider will typically liquidate all or a portion of the municipal bonds held in the TOB Trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the “Liquidation Shortfall”). If the Fund invests in a TOB Trust on a recourse basis, the Fund will usually enter into a reimbursement agreement with the Liquidity Provider where the Fund is required to reimburse the Liquidity Provider the amount of any Liquidation Shortfall. As a result, if the Fund invests in a recourse TOB Trust, the Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by the Fund at September 30, 2015, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by the Fund at September 30, 2015.

For the six months ended September 30, 2015, the Fund’s average TOB Trust Certificates outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average TOB Trust Certificates Outstanding	Daily Weighted Average Interest Rate
Series E	$677,432	0.67%

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Notes to Financial Statements (continued)

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage economically their exposure to certain risks such as credit risk or interest rate risk. These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: The Funds invest in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Funds as unrealized appreciation (depreciation) and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to underlying instruments (including interest rate risk) and/or in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Funds purchase (write) an option, an amount equal to the premium paid (received) by the Funds are reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Funds enter into a closing transaction), the Funds realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Funds write a call option, such option is “covered,” meaning that the Funds hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Options on swaps (“swaptions”) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaptions is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when it otherwise would not, at a price different from the current market value.

Swaps: Certain Funds enter into swap agreements in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Funds for OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is notated to a central counterparty (the “CCP”) and the Funds’ counterparty on the swap agreement becomes the CCP. The Funds are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change

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Notes to Financial Statements (continued)

in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statements of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps — Certain Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — Certain Funds enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty.

•

Interest rate swaps — Certain Funds enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such Fund. For OTC options purchased, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform, though the Funds may be exposed to counterparty credit risk with respect to options written to the extent the Funds deposit collateral with their counterparties to a written option.

With exchange-traded options purchased and futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties.

82	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Notes to Financial Statements (continued)

An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of their ISDA Master Agreements. The result would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (typically either $250,000 or $500,000) before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the Funds and their counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Funds from their counterparties are not fully collateralized, the Funds bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, the Funds bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required to all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager receives no advisory fee from the Funds under the Investment Advisory Agreement.

The Manager contractually agreed to waive all fees and pay or reimburse all operating expenses of each Fund, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of business. This agreement has no fixed term. Although the Funds do not compensate the Manager directly for its services under the Investment Advisory Agreement, because each Fund is an investment option for certain wrap-fee or other separately managed account program clients, the Manager may benefit from the fees charged to such clients who have retained the Manager’s affiliates to manage their accounts.

Each Fund entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common trustees. For the six months ended September 30, 2015, the sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act for Series C was $366,372.

7. Purchases and Sales:

For the six months ended September 30, 2015, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities, were as follows:

Purchases	Series A	Series C	Series E	Series M	Series S
Non-U.S. Government Securities	$6,077,942	$62,500,298	$57,714,109	$4,512,680,724	$486,136,350
U.S. Government Securities	—	24,515,234	—	49,346,467	66,284,071
Total Purchases	$6,077,942	$87,015,532	$57,714,109	$4,562,027,191	$552,420,421

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Notes to Financial Statements (continued)

Sales	Series A	Series C	Series E	Series M		Series P	Series S
Non-U.S. Government Securities	$376,719	$62,352,069	$15,132,728	$4,811,557,117	*	$9,203,584	$395,052,078	*
U.S. Government Securities	—	26,251,111	—	52,333,356		—	$102,996,076
Total Sales	$376,719	$88,603,180	$15,132,728	$4,863,890,473		$9,203,584	$498,048,154

*	Includes paydowns.

For the six months ended September 30, 2015, purchases and sales related to mortgage dollar rolls were as follows:

	Series M	Series S
Purchases	$1,849,013,536	$161,789,367
Sales	$1,850,404,354	$162,029,245

8. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns, except with respect to Series A, Series E and Series P, remains open for each of the four years ended March 31, 2015. The statute of limitations on Series E’s U.S. federal tax return remains open for the period ended March 31, 2015. The statute of limitations on Series P’s U.S. federal tax return remains open for the two years ended March 31, 2015 and the period ended March 31, 2013. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2015, Series P and S had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains of $9,438,519 and $1,009,325, respectively.

As of September 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	Series A	Series C	Series E	Series M	Series P	Series S
Tax cost	$17,181,262	$333,344,614	$95,452,784	$954,938,120	$86,291,691	$393,665,196
Gross unrealized appreciation	$52,815	$10,964,383	$1,149,931	$7,364,600	—	$891,831
Gross unrealized depreciation	(7,326)	(5,609,077)	(213,118)	(1,652,476)	$(1,461,572)	(3,430,442)
Net unrealized appreciation (depreciation)	$45,489	$5,355,306	$936,813	$5,712,124	$(1,461,572)	$(2,538,611)

9. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders, under which the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2016 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended September 30, 2015, the Funds did not borrow under the credit agreement.

10. Principal Risks:

As of period end, Series E invested a significant portion of its assets in securities in the transportation sector. Changes in economic conditions affecting such sector would have a greater impact on Series E and could affect the value, income and/or liquidity of positions in such securities.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

84	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Notes to Financial Statements (continued)

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Fund’s ability to buy or sell bonds. As a result, a Fund may be forced to accept a lower price to sell a security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative impact on performance. If the Fund needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and hurt performance.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations, including to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Certain Funds may invest in municipal bonds below investment grade quality (sometimes called “junk bonds”), which are predominantly speculative, have greater credit risk and generally are less liquid and have more volatile prices than higher quality securities.

Certain Funds invest a significant portion of their assets in fixed income securities and/or use derivatives tied to the fixed income markets. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Schedules of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

The new TOB Trust structure resulting from the compliance with Volcker Rule remains untested. It is possible that regulators could take positions that could limit the market for such newly structured TOB Trust transactions or the Series E’s ability to hold TOB Residuals. Under the new TOB Trust structure, the Series E will have certain additional duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

There can be no assurance that the Series E can successfully enter into restructured TOB Trust transactions in order to refinance its existing TOB Residual holdings prior to the compliance date for the Volcker Rule, which may require that the Series E unwinds existing TOB Trusts.

Should short-term interest rates rise, the Series E investments in TOB transactions may adversely affect the Series E’s net investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Series E’s NAV per share.

The Securities and Exchange Commission and various federal banking and housing agencies recently adopted credit risk retention rules for securitizations (the “Risk Retention Rules”), which take effect in December 2016. The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Series E’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

TOB Trust transactions constitute an important component of the municipal bond market. Accordingly, implementation of the Volcker Rule may adversely impact the municipal market, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. Any such developments could adversely affect Series E. The ultimate impact of these rules on the TOB market and the overall municipal market is not yet certain.

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Notes to Financial Statements (concluded)

11. Capital Share Transactions:

Transactions in capital shares were as follows:

Series A	Period September 21, 2015[1] to September 30, 2015
Shares sold	1,500,000

Shares redeemed	—

Net increase	1,500,000

Series C	Six Months Ended September 30, 2015	Year Ended March 31, 2015
Shares sold	3,734,483	10,323,009
Shares redeemed	(3,824,223)	(6,803,698)

Net increase (decrease)	(89,740)	3,519,311

Series E		Period August 4, 2014[1] to March 31, 2015
Shares sold	5,743,722	4,881,304
Shares redeemed	(1,352,156)	(253,209)

Net increase	4,391,566	4,628,095

Series M		Year Ended March 31, 2015
Shares sold	6,626,962	26,049,074
Shares redeemed	(5,819,652)	(8,132,394)

Net increase	807,310	17,916,680

Series P
Shares sold	2,356,075	24,033,692
Shares redeemed	(5,554,588)	(15,211,492)

Net increase (decrease)	(3,198,513)	8,822,200

Series S
Shares sold	2,823,897	9,544,967
Shares redeemed	(3,941,223)	(5,973,351)

Net increase (decrease)	(1,117,326)	3,571,616

[1]	Commencement of operations.

12. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

86	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Allocation Target Shares (the “Trust”) met in person on April 14, 2015 (the “April Meeting”) and May 12-13, 2015 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement” or the “Agreement”) between the Trust, on behalf of each of the Series C Portfolio, the Series M Portfolio, the Series P Portfolio and the Series S Portfolio (each, a “Fund,” and collectively, the “Funds”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.

Activities and Composition of the Board

On the date of the April and May Meetings, the Board consisted of thirteen individuals, ten of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). One of the Board Members is a non-management interested Board Member by virtue of his former positions with BlackRock, Inc. and its affiliates. The Board Members are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; administrative and shareholder services; the oversight of fund service providers; marketing services; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to each Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services, such as marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective(s), policies and restrictions, and meeting new regulatory requirements; (e) each Fund’s compliance with its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as: BlackRock’s profitability; investment performance; subadvisory and advisory relationships with other clients (including mutual funds sponsored by third parties); the viability of specific funds; fund size and manager capacity; BlackRock’s research capabilities; portfolio managers’ investments in funds they manage; funds’ portfolio risk targets; and management fee levels and breakpoints. The Board further discussed with BlackRock: BlackRock’s management structure; portfolio turnover, execution quality and use of soft dollars; BlackRock’s portfolio manager compensation and performance accountability; marketing support for the funds; services provided to the funds by BlackRock affiliates; and BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) a discussion of fall-out benefits to BlackRock and its

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Disclosure of Investment Advisory Agreement (continued)

affiliates; (b) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (c) review of non-management fees; (d) the existence, impact and sharing of potential economies of scale; and (e) a summary of aggregate amounts paid by each Fund to BlackRock.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2016. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with each Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, securities lending and cash management, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with each Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, a relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide each Fund with the following administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

88	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Disclosure of Investment Advisory Agreement (continued)

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period or as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that the Funds are non-diversified investments that are available solely to wrap-account clients or other separately managed accounts to complement their existing BlackRock fixed-income portfolios. The Board reviewed the comparability of the Funds’ peers and noted that Lipper, Inc. does not have a universe of comparable funds. The Board reviewed other performance criteria for the Funds.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with each Fund: The Board noted that BlackRock does not charge the Funds an advisory fee. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board noted that BlackRock does not charge the Funds an advisory fee. The Board reviewed BlackRock’s profitability with respect to other funds the Board currently oversees for the year ended December 31, 2014 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of each Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Fund. The Board may periodically receive and review information from independent third parties as part of its annual evaluation. BlackRock retained an independent third party to evaluate its cost allocation methodologies in the context of BlackRock’s 1940 Act Fund business. The Board considered the results of that evaluation in connection with BlackRock’s profitability reporting. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing each Fund in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that BlackRock does not charge the Funds an advisory fee, although investors in the Funds will pay a fee to BlackRock or their managed account program sponsor. The Board also noted that BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses of each Fund, except extraordinary expenses (such as interest expenses).

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Fund. In its consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	89

Disclosure of Investment Advisory Agreement (continued)

The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2016. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

90	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Disclosure of Investment Advisory Agreement (continued)

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Allocation Target Shares (the “Trust”) met in person on September 9, 2014 (the “Meeting”) to consider the approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of the Series A Portfolio (the “Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Fund’s investment advisor. The Fund commenced operations on September 21, 2015.

Activities and Composition of the Board

On the date of the Meeting, the Board consisted of thirteen individuals, ten of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Agreement. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services to be provided to the Fund by BlackRock, its personnel and its affiliates, including (as applicable) investment management; administrative and shareholder services; oversight of fund service providers; marketing services; risk oversight; compliance and assistance in meeting applicable legal and regulatory requirements.

Board Considerations in Approving the Agreement

The Approval Process: At the Meeting, the Board reviewed materials relating to its consideration of the Agreement. The Board considered all factors it believed relevant with respect to the Trust and the Fund, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the cost of the services to be provided and profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) economies of scale; (e) potential fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Fund; (f) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; and (g) other factors deemed relevant by the Board Members.

In determining whether to approve the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the Meeting relating to its consideration of the Agreement, including, among other things, (a) fees and estimated expense ratios of each class of the Fund, and for a representative class of the Fund, in comparison to the fees and expense ratios of a peer group of funds, and information about contractual expense caps proposed to be implemented by BlackRock; (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as payments to be made to BlackRock or its affiliates relating to the distribution of Fund shares and securities lending, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the approval process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services to be Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services to be provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related shareholder services.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	91

Disclosure of Investment Advisory Agreement (continued)

The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning the standards of BlackRock with respect to the execution of portfolio transactions.

The Board, including the Independent Board Members, considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also took into account the time and attention to be devoted by senior management of BlackRock to the Fund. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.

In addition to advisory services, the Board, including the Independent Board Members, considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board noted that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, the Board noted that BlackRock and its affiliates will provide the Fund with the following administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, could not consider the performance history of the Fund because the Fund was not yet organized and had not yet commenced operations as of the date of the Meeting.

The Board noted that the Fund is a non-diversified investment that will be available solely to wrap-account clients or other separately managed accounts to complement their existing BlackRock fixed-income portfolios.

C. Consideration of the Advisory/Management Fees and the Cost of the Services to be Provided and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund: In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, noted that BlackRock will not charge the Fund an advisory fee. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board noted that BlackRock will not charge the Fund an advisory fee. The Board reviewed BlackRock’s profitability with respect to other funds the Board currently oversees for the year ended December 31, 2013. The Board reviewed BlackRock’s profitability with respect to certain other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that BlackRock will not charge the Fund an advisory fee, although investors in the Fund will pay a fee to BlackRock or their managed account program sponsor. The Board also noted that BlackRock has contractually agreed to waive all fees and pay or reimburse all direct expenses of the Fund, except extraordinary expenses and interest expenses.

As the Fund had not commenced operations as of the date of the Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund. BlackRock, however, will provide the Board with such information at future meetings.

92	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Disclosure of Investment Advisory Agreement (concluded)

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, as well as the existence of expense caps, as applicable. Since the Fund is newly formed, BlackRock was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale, if any.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other potential ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in exchange-traded funds without any offset against the management fees payable by the funds to BlackRock.

The Board, including the Independent Board Members, concluded that these potential ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the Fund were consistent with those generally available to other mutual fund sponsors.

Conclusion

The Board, including the Independent Board Members, approved the proposed Agreement between the Manager and the Trust, on behalf of the Fund, for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	93

Officers and Trustees

Robert M. Hernandez, Chair of the Board and Trustee

Fred G. Weiss, Vice Chair of the Board and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Valerie G. Brown, Trustee

Donald W. Burton, Trustee

Honorable Stuart E. Eizenstat, Trustee

Robert Fairbairn, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

John F. O’Brien, Trustee

Donald C. Opatrny, Trustee

Roberta Cooper Ramo, Trustee

David H. Walsh, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernando Piedra, Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent, Administrator and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Custodian The Bank of New York Mellon New York, NY 10286	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103	Distributor BlackRock Investments, LLC New York, NY 10022

94	BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 882-0052 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK ALLOCATION TARGET SHARES	SEPTEMBER 30, 2015	95

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BATS-9/15-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Allocation Target Shares

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Allocation Target Shares

Date:	December 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Allocation Target Shares

Date:	December 2, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Allocation Target Shares

Date:	December 2, 2015

3